                                                         ANNUAL
                                                         REPORT

                                                    OCTOBER 31,1996


     AMERICAN AADVANTAGE
     MILEAGE FUNDS (SM)



       -PLATINUM CLASS-(SM)
       P.O. Box 619003
Dallas/Fort Worth Airport, Texas                    [AMERICAN LOGO]
          75261-9003                                   AADVANTAGE
        (800)967-9009                                   MILEAGE
                                                         FUNDS (SM)

        -MILEAGE CLASS-(R)
         P.O. Box 4580
 Chicago, Illinois  60680-4580              BALANCED MILEAGE FUND
        (800) 388-3344
                                            GROWTH AND INCOME MILEAGE FUND

                                            INTERNATIONAL EQUITY MILEAGE FUND

                                            LIMITED-TERM INCOME MILEAGE FUND

                                            MONEY MARKET MILEAGE FUND

                                            MUNICIPAL MONEY MARKET
                                            MILEAGE FUND

                                            U.S. TREASURY MONEY MARKET
                                            MILEAGE FUND

Dear Fellow Shareholder:

     We are pleased to report to you on the performance of the American AAdvantage Mileage Funds and to provide you with a copy of the Annual Report for the year ended October 31, 1996.

  Balanced Mileage Fund

     The Balanced Mileage Fund's total return for the year ending October 31, 1996 was 15.97%. This return exceeded the Lipper Balanced Index total return average of 14.49%.

     Both the stock and bond portions of the Fund performed well on a relative basis. The stock segment posted a 25.47% return, beating the S&P 500 Index's 24.02% return for the twelve month period. The bond segment's 5.82% return outpaced the 5.39% return of the Lehman Government/Corporate Index. The Fund maintained a relatively low cash position throughout the year which also aided overall returns.

     During the year, the Fund modestly reduced its stock exposure from 60% to 57%, shifting in favor of bonds. The gradual reduction in stocks resulted from the combination of exceptionally strong stock market returns and relatively weak bond market returns during the period. Early in 1996, the yields on bonds rose and the price for bonds fell which made them more attractive. At the same time, the equity markets continued to climb due to low inflation, record M&A activity, and record mutual fund inflows. This combination of events led to boosting the level of the Fund's bond investments from 37% to 42% at October 31, 1996.

     The Fund's discipline of purchasing stocks that are perceived to be undervalued in the market and which offer better than average growth expectations led to the Fund's largest overweightings in financial and energy stocks. As these sectors were the top performers in the S&P 500 Index for the twelve month period, these weightings assisted the Fund's performance. Financial stocks, especially banks, outperformed due to industry consolidations and the lack of any interest rate increases by the Federal Reserve. Energy stocks did exceptionally well as oil and gas prices rose steadily over the year. The utility sector was the poorest performer in the S&P 500 Index, and the only sector with negative returns, as changes in the legal and regulatory environments suppressed earnings. However, the Fund's decision to underweight utilities in favor of other sectors and its superior utility stock selection also aided performance relative to the S&P 500 Index.

     The bond component of the Fund outpaced the Lehman Brothers Government/Corporate Index by 0.43%. As the Presidential election approached, the bond market reacted with great uncertainty. During the year ended October 31, 1996, the yield on the 30-year Treasury began at 6.33%, dropped to a December 1995 low of 5.95%, rose to a high of 7.19% in July and dropped again to end at 6.64%. As interest rates were rising early in 1996, the Fund began to purchase bonds with a longer average maturity than the Lehman Govt/Corp Index. Later, when the market began its rally and bond yields began to fall, the Fund benefited from the longer maturity. The Fund then chose to shorten the average maturity of its bond holdings to protect the Fund should interest rates rise again.

     Looking ahead, the Fund will continue to look for undervalued stocks with higher than average expected growth rates as this value approach to investing should provide downside protection without foregoing the opportunity for upside participation in any continued market gains.

  Growth and Income Mileage Fund

     The Growth and Income Mileage Fund also performed well for the year ending October 31, 1996. The Fund's total return was 22.77%. This return exceeded the Lipper Growth and Income Index total return average of 21.39%.

     Since the Fund utilizes the same investment managers and the same approach to stock selection as the Balanced Mileage Fund, it also benefited from overweighted positions in financial and energy stocks and good stock selection in utilities. The consistent application of the Fund's value style continues to benefit its shareholders.

  International Equity Mileage Fund

     The International Equity Mileage Fund continued to post strong results on an absolute and relative basis for the twelve months ended October 31, 1996. The Fund's total return for the one year period was 16.58%, compared to a 12.65% return for the Lipper International Index.

     Relative to the EAFE Index (the Morgan Stanley Capital International Europe, Australia and Far East Index) which returned 10.77% for the twelve month period, the Fund added value by holding a higher concentration of stocks based in the better performing countries and a lower concentration of stocks based in countries which were among the poorer performers. In addition, the Fund benefited from selecting stocks which performed better than their respective country's market average.

     The underweighting of the Japanese market, which had an average EAFE weighting of 40% during the period and an average Fund weighting of 14%, continues to be the most significant departure from EAFE. Over the last twelve months, Japan's return of minus 0.7% ranked second worst among the 20 markets that comprise the EAFE Index. Although the situation in Japan is slowly improving, overall market valuations are expected to remain unattractive and growth should be subdued throughout 1997. In addition, the banking and real estate sectors remain troubled and Japanese exporters are facing intense competition from the developing Asian economies. Until the current environment improves, the Fund will continue to underweight the market.

     In Europe, conditions are more favorable. Although the recovery has been sluggish as countries have been unable to use fiscal stimulus due to the impending European Monetary Union, with low inflation and high unemployment, monetary policy should remain accommodative. The Fund continues to underweight the stocks in the United Kingdom due to concerns of rising interest rates while overweighting the stocks based in the smaller markets. The Fund was helped by successful overweighting of the Dutch, Swedish and Spanish markets and positive stock selection in Germany.

  Limited-Term Income Mileage Fund

     For the twelve months ended October 31, 1996, the total return of the Limited-Term Income Mileage Fund was 4.55%. For the five years ended October 31, 1996, the total return was 5.55%. These results represent an outperformance of the fund's benchmark which was 4.54% for the twelve months and 5.41% for the five years. For a description of the benchmark for the Limited-Term Income Mileage Fund, please see the graph on page 7.

     1996 was notable for the very rapid rise in rates that occurred from February through July. The two year Treasury note increased by approximately 160 basis points, in response to above average GDP growth in the first and second quarters. The Fund's duration was reduced significantly in this period. From the high yields reached in July, the two year Treasury note rallied back approximately half way (or 80 basis points) as GDP growth became more subdued and inflation remained low, allowing for a stable Fed policy. In this period, the duration of the Fund was returned to a more neutral posture. On October 31, the portfolio's weighted average duration was 2.1 years.

     The Fund was responsive to the rapid shifts in both economic fundamentals and market psychology, actively managing its duration. This contributed to achieving superior performance relative to our benchmark. The Fund also benefited from spread tightening in many of the sectors the Fund invests in, as there was good investor demand for securities with incremental yield to Treasuries.

  Money Market Mileage Fund

     For the twelve months ended October 31, 1996, the Mileage Class of the Money Market Mileage Fund outperformed its Lipper benchmark, the Money Market Instrument Average, achieving a total return of 5.12%. During the same period, the Platinum Class underperformed this benchmark achieving a total return of 4.78%.

     After the Federal Reserve lowered interest rates on January 31, 1996 by 25 basis points, the economy grew in the first and second quarter by 2.0% and 4.2%, respectively. During this period of economic expansion, our expectations were that the Fed would adhere to a neutral to restrictive monetary policy. Consequently, the weighted average maturity of the portfolio was maintained at or near a neutral posture.

     The Fund achieved its competitive performance during this period of relatively stable monetary policy by investing in variable rate securities that were indexed to the London Interbank Offering Rate, reset on a quarterly basis and had final maturities of 397 days or less. During this period of improving economic momentum, we established a strategy of overweighting stable to improving credits to increase yield. This strategy proved to be successful.

  Municipal Money Market Mileage Fund

     For the twelve months ended October 31, 1996, the Municipal Money Market Mileage Fund achieved annualized total return of 3.19%, and outperformed its benchmark, the Lipper Tax-Exempt Money Market Funds' Average. Since its inception, the Municipal Money Market Mileage Fund has invested exclusively in high credit worthy municipal issuers that have been further credit enhanced by either a bank letter of credit or bond insurance.

  U.S. Treasury Money Market Mileage Fund

     The U.S. Treasury Money Market Mileage Fund strengthened its relative performance for the twelve months ended October 31, 1996 versus the same period last year. The Fund had an annualized total return for the period of 4.98%, and outperformed its Lipper benchmark, the U.S. Treasury Money Market Funds Average. The Fund continues to be rated "AAAm" by Standard & Poor's Corporation.

     As always, we appreciate your confidence and support and we will continue to strive to provide you with above average returns.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN

                                            William F. Quinn
                                            President
                                            American AAdvantage Mileage Funds

                   AMERICAN AADVANTAGE BALANCED MILEAGE FUND
                  PERFORMANCE SUMMARY THROUGH OCTOBER 31, 1996

  COMPARISON OF CHANGE IN VALUE $10,000 INVESTMENT IN THE FUND, THE STANDARD
          & POORS 500 INDEX, THE SHEARSON LEHMAN GOVERNMENT/CORPORATE
                        AND THE LIPPER BALANCED INDEX*

     Annualized Returns                                                  Inception
                                            1 Year         5 Year         to Date*
                                            ------         ------        ---------
Mileage Fund**                              15.97%         12.32%         10.60%
S&P 500                                     24.02%         15.53%         12.47%
SLGC                                         5.39%          7.96%          9.03%
Lipper Balanced Index                       14.49%         11.10%          9.78%

Past performance is not predictive of future performance.

                                   [GRAPH]

            Jul-87     Oct-87     Oct-88     Oct-89     Oct-90     Oct-91     Oct-92     Oct-93     Oct-94     Oct-95     Oct-96
            -------    -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Mileage
 Fund **... $10,000    $ 9,076    $10,404    $12,015    $11,385    $14,271    $15,521    $18,500    $18,470    $21,994    $25,507
S&P 500.... $10,000    $ 8,082    $ 9,275    $11,719    $10,841    $14,476    $15,917    $18,290    $19,009    $24,021    $29,790
SLGC....... $10,000    $10,084    $11,156    $12,510    $13,199    $15,227    $16,828    $19,126    $18,239    $21,186    $22,329
Lipper
 Balanced
 Index..... $10,000    $ 8,624    $ 9,758    $11,408    $10,974    $14,066    $15,326    $17,793    $17,683    $20,793    $23,806

---------------

 * Inception date of the American AAdvantage Balanced Fund was 7/17/87. Changes in value for indices have a starting date of 7/15/87.

** Fund performance represents the total returns achieved by the Institutional
   Class of the American AAdvantage Balanced Fund from 7/17/87, the returns of the Mileage Class of the American AAdvantage Balanced Fund from 8/1/94 and the returns of the American AAdvantage Balanced Mileage Fund since its 11/1/95 inception. Expenses of the Mileage Class and Mileage Fund are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Mileage Fund been in operation since 7/17/87.

               AMERICAN AADVANTAGE GROWTH AND INCOME MILEAGE FUND
                  PERFORMANCE SUMMARY THROUGH OCTOBER 31, 1996

   COMPARISON OF CHANGE IN VALUE $10,000 INVESTMENT IN THE FUND, THE STANDARD
            & POORS 500 INDEX, AND THE LIPPER GROWTH & INCOME INDEX*


     Annualized Returns                                                  Inception
                                                1 Year       5 Year       to Date*
                                                ------       ------      ---------
Mileage Fund**                                  22.77%       15.31%       12.12%
S&P 500                                         24.02%       15.53%       12.47%
Lipper Growth & Income Index                    21.39%       14.41%       11.38%

Past performance is not predictive of future performance.

                                   [GRAPH]

            Jul-87     Oct-87     Oct-88     Oct-89     Oct-90     Oct-91     Oct-92     Oct-93     Oct-94     Oct-95     Oct-96
            -------    -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Mileage
 Fund
 **.......  $10,000    $ 8,301    $10,144    $12,269    $10,610    $14,200    $15,619    $18,976    $19,585    $23,572    $28,941
S&P 500...  $10,000    $ 8,082    $ 9,275    $11,719    $10,841    $14,476    $15,917    $18,290    $19,009    $24,021    $29,790
Lipper
 Growth &
 Income
 Index....  $10,000    $ 8,227    $ 9,722    $11,746    $10,388    $13,886    $15,123    $18,071    $18,642    $22,422    $27,220

---------------

 * Inception date of the American AAdvantage Growth and Income Fund was 7/17/87. Changes in value for indices have a starting date of 7/15/87.

** Fund performance represents the total returns achieved by the Institutional
   Class of the American AAdvantage Growth and Income Fund from 7/17/87, the returns of the Mileage Class of the American AAdvantage Growth and Income Fund from 8/1/94 and the returns of the American AAdvantage Growth and Income Mileage Fund since its 11/1/95 inception. Expenses of the Mileage Class and Mileage Fund are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Mileage Fund been in operation since 7/17/87.

             AMERICAN AADVANTAGE INTERNATIONAL EQUITY MILEAGE FUND
                  PERFORMANCE SUMMARY THROUGH OCTOBER 31, 1996

    COMPARISON OF CHANGE IN VALUE $10,000 INVESTMENT IN THE FUND, THE EAFE (EUROPE, AUSTRALIA, AND FAR EAST) INDEX, AND THE LIPPER INTERNATIONAL INDEX*


     Annualized Returns                                                  Inception
                                                1 Year       5 Year       to Date*
                                                ------       ------      ---------
Mileage Fund**                                  16.58%       10.89%       10.66%
EAFE Index                                      10.77%        7.94%        8.90%
Lipper International Index                      12.65%        9.73%        9.90%


Past performance is not predictive of future performance.

                                   [GRAPH]

                                                         Aug-91     Oct-91     Oct-92    Oct-93     Oct-94     Oct-95     Oct-96
                                                         -------    -------    ------    -------    -------    -------    -------
Mileage Fund **........................................  $10,000    $10,133    $8,910    $12,168    $13,580    $14,579    $16,995
EAFE Index.............................................  $10,000    $10,760    $9,360    $12,905    $14,244    $14,235    $15,769
Lipper International Index.............................  $10,000    $10,314    $9,792    $13,127    $14,638    $14,569    $16,412

---------------

 * Inception date of American AAdvantage International Equity Fund was 8/7/91. Changes in value for indices have a starting date of 8/7/91.

 ** Fund performance represents the total returns achieved by the Institutional Class of the American AAdvantage International Equity Fund from 8/7/91, the returns of the Mileage Class of the American AAdvantage International Equity Fund from 8/1/94 and the returns of the American AAdvantage International Equity Fund since its 11/1/95 inception. Expenses of the Mileage Class and Mileage Fund are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Mileage Fund been in place since the inception of the Fund.

              AMERICAN AADVANTAGE LIMITED-TERM INCOME MILEAGE FUND
                  PERFORMANCE SUMMARY THROUGH OCTOBER 31, 1996

COMPARISON OF CHANGE IN VALUE $10,000 INVESTMENT IN THE FUND, THE LINKED LIPPER
   AVERAGE, AND THE SHEARSON LEHMAN GOVERNMENT/CORPORATE 1 TO 5 YEAR INDEX*

     Annualized Returns                                                  Inception
                                                    1 Year     5 Year     to Date*
                                                    ------     ------    ---------
Mileage Fund**                                       4.55%      5.55%      6.88%
Linked Lipper Average***                             6.97%      5.72%      6.97%
Shearson Lehman G/C 1-5 Year Index                   5.99%      6.55%      7.87%


Past performance is not predictive of future performance.

                                   [GRAPH]

                       Nov-87     Oct-88     Oct-89     Oct-90     Oct-91     Oct-92     Oct-93     Oct-94     Oct-95     Oct-96
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Mileage Fund **......  $10,000    $10,670    $11,482    $12,345    $13,810    $14,906    $15,979    $16,051    $17,308    $18,095
Linked Lipper
 Average.............  $10,000    $10,730    $11,696    $12,614    $14,027    $15,077    $16,048    $16,070    $17,459    $18,243
Shearson Lehman G/C
 1-5 Year Index......  $10,000    $10,675    $11,723    $12,715    $14,310    $15,622    $16,833    $16,795    $18,545    $19,655

---------------

 * Inception date of the American AAdvantage Limited-Term Income Fund was 12/3/87. Changes in value for indices have a starting date of 12/3/87.

 ** Fund performance represents the total returns achieved by the Institutional
    Class of the American AAdvantage Limited-Term Income Fund from 12/3/87, the returns of the Mileage Class of the American AAdvantage Limited-Term Income Fund from 8/1/94 and the returns of the American AAdvantage Limited-Term Income Mileage Fund since its 11/1/95 inception. Expenses of the Mileage Class and Mileage Fund are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Mileage Fund been in place since inception of the Fund.

*** The Linked Lipper Average is created by linking the Lipper Short-Term (1-5
    Year) Investment Grade Debt Average from 11/30/87 through 12/31/95, the Lipper Short-Intermediate Investment Grade Debt Average from 1/1/96 through 7/31/96 and the Lipper Short-Term (1-3 Year) Investment Grade Debt Average since 8/1/96.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
American AAdvantage Balanced Mileage Fund
American AAdvantage Growth and Income Mileage Fund
American AAdvantage International Equity Mileage Fund
American AAdvantage Limited-Term Income Mileage Fund
American AAdvantage Money Market Mileage Fund
American AAdvantage Municipal Money Market Mileage Fund
American AAdvantage U.S. Treasury Money Market Mileage Fund

     We have audited the accompanying statements of assets and liabilities of the American AAdvantage Balanced Mileage Fund, the American AAdvantage Growth and Income Mileage Fund, the American AAdvantage International Equity Mileage Fund, the American AAdvantage Limited-Term Income Mileage Fund, the American AAdvantage Money Market Mileage Fund, the American AAdvantage Municipal Money Market Mileage Fund, and the American AAdvantage U.S. Treasury Money Market Mileage Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Mileage Funds) as of October 31, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Mileage Funds at October 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

/s/ ERNST & YOUNG
Dallas, Texas
December 20, 1996

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1996
--------------------------------------------------------------------------------

                                                                           Growth and     International     Limited-Term
                                                              Balanced       Income          Equity            Income
                                                                Fund          Fund            Fund              Fund
                                                              --------     ----------     -------------     ------------
                                                                  (in thousands, except share and per share amounts)
ASSETS:
    Investment in Portfolio, at value.......................  $  2,489      $  6,236        $   3,389         $  1,166
    Receivable for expense reimbursement (Note 2)...........         7             -                -                1
    Deferred organization costs.............................         8             8                8                8
    Other...................................................         9             9                8                9
                                                              --------      --------        ---------         --------
        TOTAL ASSETS........................................     2,513         6,253            3,405            1,184
                                                              --------      --------        ---------         --------
LIABILITIES:
    Accrued organization costs..............................        10            10               10               10
    Management fees payable (Note 2)........................         -             1                1                -
    Other liabilities.......................................         8             8                7                6
                                                              --------      --------        ---------         --------
        TOTAL LIABILITIES...................................        18            19               18               16
                                                              --------      --------        ---------         --------
NET ASSETS..................................................  $  2,495      $  6,234        $   3,387         $  1,168
                                                              ========      ========        =========         ========
ANALYSIS OF NET ASSETS:
    Paid-in-capital.........................................     2,254         5,439            3,085            1,201
    Accumulated undistributed investment income.............        60            84               29                -
    Accumulated net realized gain (loss)....................       154           371               79              (22)
    Unrealized appreciation (depreciation) of investments...        27           340              194              (11)
                                                              --------      --------        ---------         --------
NET ASSETS..................................................  $  2,495      $  6,234        $   3,387         $  1,168
                                                              ========      ========        =========         ========
Shares outstanding (no par value)...........................   155,886       322,195          221,188          121,004
                                                              ========      ========        =========         ========
Net asset value, offering and redemption price per share....  $  16.01      $  19.35        $   15.31         $   9.65
                                                              ========      ========        =========         ========

                             See accompanying notes

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1996
--------------------------------------------------------------------------------

                                                                                                           U.S.
                                                                          Money        Municipal         Treasury
                                                                          Market      Money Market     Money Market
                                                                           Fund           Fund             Fund
                                                                         --------     ------------     ------------
                                                                                (in thousands, except share
                                                                                   and per share amounts)
ASSETS:
    Investment in Portfolio, at value..................................  $122,742     $    28,825      $    10,687
    Receivable for expense reimbursement (Note 2)......................        61              13               11
    Deferred organization costs........................................         8               8                8
                                                                         --------     -----------      -----------
        TOTAL ASSETS...................................................   122,811          28,846           10,706
                                                                         --------     -----------      -----------
LIABILITIES:
    Accrued organization costs.........................................        10              10               10
    Dividends payable..................................................       491              71               42
    Management and administrative services fees payable (Note 2).......        13               1                9
    Other liabilities..................................................       159              38                7
                                                                         --------     -----------      -----------
        TOTAL LIABILITIES..............................................       673             120               68
                                                                         --------     -----------      -----------
ANALYSIS OF NET ASSETS:
    Paid-in-capital....................................................   122,138          28,726           10,638
                                                                         --------     -----------      -----------
NET ASSETS.............................................................  $122,138     $    28,726      $    10,638
                                                                         =========    ===========      ===========
Shares outstanding (no par value)......................................       N/A      28,725,574       10,637,562
                                                                                      ===========      ===========
Net asset value, offering and redemption price per share...............               $      1.00      $      1.00
                                                                                      ===========      ===========
MILEAGE CLASS:
    Net asset value, offering and redemption price per share
      (106,708,747 shares outstanding).................................  $   1.00             N/A              N/A
                                                                         =========
PLATINUM CLASS:
    Net asset value, offering and redemption price per share
      (15,428,949 shares outstanding)..................................  $   1.00             N/A              N/A
                                                                         =========

                             See accompanying notes

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF OPERATIONS
Year Ended October 31, 1996
--------------------------------------------------------------------------------

                                                                                                       Municipal   U.S. Treasury
                                                  Growth and   International   Limited-Term   Money      Money         Money
                                       Balanced     Income        Equity          Income      Market    Market        Market
                                         Fund        Fund          Fund            Fund        Fund      Fund          Fund
                                       --------   ----------   -------------   ------------   ------   ---------   -------------
                                                                            (in thousands)
INVESTMENT INCOME ALLOCATED FROM
  PORTFOLIO:
    Allocated interest income..........   $ 54       $ 12          $  11           $ 85       $6,215     $ 881         $ 455
    Allocated dividend income (net of
      foreign taxes of $5 in
      International Equity Fund).......     34        133             60              -            -         -             -
    Allocated Portfolio expenses (net
      of reimbursement of $18 for the
      Municipal Money Market Fund).....     (7)       (16)           (13)            (4)        (198)      (32)          (17)
                                          ----       ----          -----           ----       ------     -----         -----
        NET INVESTMENT INCOME ALLOCATED
          FROM PORTFOLIO...............     81        129             58             81        6,017       849           438
                                          ----       ----          -----           ----       ------     -----         -----
FUND EXPENSES:
    Management fees (Note 2)...........      5         12              6              3           55        12             4
    Administrative service fees --
      Platinum Class (Note 2)..........      -          -              -              -           48         -             -
    Transfer agent fees................      5          7              4              2            -        26            10
    Transfer agent fees -- Mileage
      Class............................      -          -              -              -          122         -             -
    Professional fees..................      6          7              4              4           54        10             8
    Registration fees and expenses.....     26         30             26             20          114        38            29
    Distribution fees..................      5         12              6              3            -        58            21
    Distribution fees -- Mileage
      Class............................      -          -              -              -          252         -             -
    Distribution fees -- Platinum
      Class............................      -          -              -              -           22         -             -
    Other expenses.....................      3          3              3              3           31         8             4
                                          ----       ----          -----           ----       ------     -----         -----
        TOTAL FUND EXPENSES............     50         71             49             35          698       152            76
                                          ----       ----          -----           ----       ------     -----         -----
        Less reimbursement of expenses
          (Note 2).....................     37         41             28             29          128        32            41
                                          ----       ----          -----           ----       ------     -----         -----
        NET FUND EXPENSES..............     13         30             21              6          570       120            35
                                          ----       ----          -----           ----       ------     -----         -----
NET INVESTMENT INCOME..................     68         99             37             75        5,447       729           403
                                          ----       ----          -----           ----       ------     -----         -----
REALIZED AND UNREALIZED GAIN (LOSS)
  ALLOCATED FROM PORTFOLIO:
    Net realized gain (loss) on
      investments and foreign currency
      transactions.....................    154        371             79            (22)           4         -             3
    Change in net unrealized
      appreciation (depreciation) of
      investments and foreign currency
      translations.....................     27        340            194            (11)           -         -             -
                                          ----       ----          -----           ----       ------     -----         -----
        NET GAIN (LOSS) ON
          INVESTMENTS..................    181        711            273            (33)           4         -             3
                                          ----       ----          -----           ----       ------     -----         -----
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................   $249       $810          $ 310           $ 42       $5,451     $ 729         $ 406
                                          ====       ====          =====           ====       ======     =====         =====

                             See accompanying notes

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31, 1996
--------------------------------------------------------------------------------

                                                                                                       Municipal    U.S. Treasury
                                           Growth and    International    Limited-Term      Money        Money          Money
                               Balanced      Income         Equity           Income        Market       Market         Market
                                 Fund         Fund           Fund             Fund          Fund         Fund           Fund
                               --------    ----------    -------------    ------------    ---------    ---------    -------------
                                                                         (in thousands)
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
   Net investment income....    $   68       $   99         $    37          $   75       $   5,447    $    729        $   403
   Net realized gain (loss)
     on investments and
     foreign currency
     transactions...........       154          371              79             (22)              4           -              3
   Change in net unrealized
     appreciation
     (depreciation) of
     investments and foreign
     currency
     translations...........        27          340             194             (11)              -           -              -
                                ------       ------         -------          ------       ---------    --------        -------
       NET INCREASE IN NET
        ASSETS RESULTING
        FROM OPERATIONS.....       249          810             310              42           5,451         729            406
                                ------       ------         -------          ------       ---------    --------        -------
DISTRIBUTIONS TO
 SHAREHOLDERS:
   Net investment income....        (8)         (15)             (8)            (75)              -        (729)          (403)
   Net investment
     income - Mileage
     Class..................         -            -               -               -          (5,054)          -              -
   Net investment
     income - Platinum
     Class..................         -            -               -               -            (393)          -              -
   Net realized gain on
     investments............         -            -               -               -               -           -             (3)
   Net realized gain on
     investments - Mileage
     Class..................         -            -               -               -              (4)          -              -
                                ------       ------         -------          ------       ---------    --------        -------
       NET DISTRIBUTIONS TO
        SHAREHOLDERS........        (8)         (15)             (8)            (75)         (5,451)       (729)          (406)
                                ------       ------         -------          ------       ---------    --------        -------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of
     shares.................     2,652        8,945           3,953           1,752         240,656      47,645         16,949
   Reinvestment of dividends
     and
     distributions..........         8           14               7              64           4,724         638            347
   Cost of shares
     redeemed...............      (407)      (3,521)           (876)           (616)       (123,336)    (19,558)        (6,659)
                                ------       ------         -------          ------       ---------    --------        -------
       NET INCREASE IN NET
        ASSETS FROM CAPITAL
        SHARE
        TRANSACTIONS........     2,253        5,438           3,084           1,200         122,044      28,725         10,637
                                ------       ------         -------          ------       ---------    --------        -------
NET INCREASE IN NET
 ASSETS.....................     2,494        6,233           3,386           1,167         122,044      28,725         10,637
NET ASSETS:
   Beginning of year........         1            1               1               1              94           1              1
                                ------       ------         -------          ------       ---------    --------        -------
   END OF YEAR*.............    $2,495       $6,234         $ 3,387          $1,168       $ 122,138    $ 28,726        $10,638
                                ======       ======         =======          ======       =========    ========        =======
   *Includes undistributed
     net investment income
     of.....................    $   60       $   84         $    29          $    -       $       -    $      -        $     -
                                ======       ======         =======          ======       =========    ========        =======


                             See accompanying notes

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated February 14, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end, management investment company. On July 19, 1995, the Trust's Board of Trustees (the "Board") created seven separate series as follows: American AAdvantage Balanced Mileage Fund, American AAdvantage Growth and Income Mileage Fund, American AAdvantage International Equity Mileage Fund, American AAdvantage Limited-Term Income Mileage Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Treasury Money Market Mileage Fund (each a "Fund" and collectively the "Funds"). The Funds commenced active operations on November 1, 1995. The Money Market Mileage Fund commenced sales of a second class of shares designated as "Platinum Class" on January 29, 1996. At the same time, the existing shares of the Money Market Mileage Fund were redesignated as "Mileage Class" shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:                  -) INVESTS ASSETS IN -)      AMR INVESTMENT SERVICES TRUST:
    --------------------                  -----------------------      ------------------------------
    Balanced Mileage Fund                                              Balanced Portfolio
    Growth and Income Mileage Fund                                     Growth and Income Portfolio
    International Equity Mileage Fund                                  International Equity Portfolio
    Limited-Term Income Mileage Fund                                   Limited-Term Income Portfolio
    Money Market Mileage Fund                                          Money Market Portfolio
    Municipal Money Market Mileage Fund                                Municipal Money Market Portfolio
    U.S. Treasury Money Market Mileage Fund                            U.S. Treasury Money Market Portfolio

     Each AMR Investment Services Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (0.28%, 0.56%, 0.84%, 0.67%, 6.95%, 35.47% and 11.78% at October 31, 1996 of the AMR
Investment Services Trust Balanced, Growth and Income, International Equity, Limited-Term Income, Money Market, Municipal Money Market, and U.S. Treasury Money Market Portfolios) (each a "Portfolio" and collectively the "Portfolios", respectively). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
(Continued)
--------------------------------------------------------------------------------

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income, and realized and unrealized gain and loss in the Portfolio each day. All net investment income and realized and unrealized gain and loss of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. Dividends from net investment income of the Balanced, Growth and Income, and International Equity Mileage Funds normally will be declared and paid annually. The Limited-Term Income Mileage Fund generally declares dividends from net investment income daily, payable monthly. Distributions, if any, of net realized capital gains normally will be paid annually after the close of the fiscal year in which realized.

     The Money Market, Municipal Money Market and U.S. Treasury Money Market Mileage Funds (the "Money Market Funds") generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. At October 31, 1996, the Limited-Term Income Mileage Fund had a capital loss carryforward for federal income tax purposes of approximately $37,000 expiring in 2004.

     All dividends paid by the Municipal Money Market Mileage Fund were
"exempt -- interest dividends", and therefore 100% free of any regular Federal income tax. Approximately 35% of interest earned was derived from investments in certain private activity bonds for purposes of the Federal alternative minimum tax calculation.

  Deferred Organization Expenses

     Expenses incurred by a Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
(Continued)
--------------------------------------------------------------------------------

  Valuation of Shares

     The price per share is calculated separately for each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of a Fund's total assets (which includes the value of the Fund's investment in its corresponding Portfolio), less liabilities, by the number of Fund shares outstanding. With respect to a class of the Money Market Mileage Fund, price per share is computed by dividing the value of the Class's pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives an annualized fee of .25% of the average daily net assets of the Balanced, Growth and Income, International Equity, and Limited-Term Income Mileage Funds and .05% of the net assets of each of the Money Market Funds.

  Administrative Services Plan

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Money Market Mileage Fund. As compensation for providing administrative services, the Manager receives an annual fee of .55% of the average daily net assets of the Money Market Mileage Fund -- Platinum Class.

  Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. A separate plan has been adopted by the Mileage Class and Platinum Class of the Money Market Mileage Fund. Under the Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of each Class or Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the year ended October 31, 1996, the Manager waived distribution fees totaling $4,787, $11,637, $5,668, $3,087, $32,373 and $13,188 for the Balanced,
Growth and Income, International Equity, Limited-Term Income, Municipal Money Market and U.S. Treasury Money Market Mileage Funds, respectively. During the same period, the Manager waived $115,712 and $12,083 for the Money Market Mileage Fund -- Mileage Class and the Money Market Mileage Fund -- Platinum Class, respectively.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
(Continued)
--------------------------------------------------------------------------------

transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended October 31, 1996, the cost of air transportation was not material to any of the Funds.

  Reimbursement of Expenses

     For the year ending October 31, 1996, the Manager reimbursed expenses totaling $31,951, $28,894, $22,256, $25,594 and $27,535 for the Balanced, Growth
and Income, International Equity, Limited-Term Income and U.S. Treasury Money Market Mileage Funds, respectively.

3. CAPITAL SHARE TRANSACTIONS

     The tables below summarizes the activity in capital shares for the year ended October 31, 1996 (in thousands):

                                                                       Growth and       International     Limited-Term
                                                     Balanced            Income            Equity            Income
                                                   Mileage Fund       Mileage Fund      Mileage Fund      Mileage Fund
                                                  ---------------   ----------------   ---------------   ---------------
                                                  Shares   Amount   Shares   Amount    Shares   Amount   Shares   Amount
                                                  ------   ------   ------   -------   ------   ------   ------   ------
Shares sold.....................................    182    $2,652     514    $ 8,945     281    $3,953     178    $1,752
Reinvestment of dividends.......................      1         8       1         14       1         7       7        64
Shares redeemed.................................    (27)     (407)   (193)    (3,521)    (61)     (876)    (64)     (616)
                                                    ---    ------    ----    -------     ----   ------     ---    ------
Net increase in capital share transactions......    156    $2,253     322    $ 5,438     221    $3,084     121    $1,200
                                                    ===    ======    ====    =======     ===    ======     ===    ======

     The tables below summarizes the activity in capital shares for the year ended October 31, 1996 for each of the Money Market Mileage Funds (in thousands). Each share is valued at $1.00.

                                                                   Money Market                               U.S.
                                                                   Mileage Fund             Municipal       Treasury
                                                          ------------------------------   Money Market   Money Market
                                                          Mileage Class   Platinum Class   Mileage Fund   Mileage Fund
                                                          -------------   --------------   ------------   ------------
Shares sold.............................................      214,459          26,197          47,645         16,949
Reinvestment of dividends...............................        4,392             332             638            347
Shares redeemed.........................................     (112,236)        (11,100)        (19,558)        (6,659)
                                                             --------        --------         -------        -------
Net increase in capital share transactions..............      106,615          15,429          28,725         10,637
                                                             ========        ========         =======        =======

                      (This page intentionally left blank)

AMERICAN AADVANTAGE MILEAGE FUNDS
FINANCIAL HIGHLIGHTS
Year Ended October 31, 1996
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                                                       Limited-
                                                                        Growth and    International      Term
                                                             Balanced     Income         Equity         Income
                                                             Fund(2)     Fund(2)          Fund           Fund
                                                             -------    ----------    -------------    --------
Net asset value, beginning of period (4).................... $13.97       $15.94         $ 13.15        $ 9.83
                                                             ------       ------         -------        ------
Income from investment operations:
    Net investment income(5)................................   0.49         0.34            0.20          0.59
    Net gains (losses) on securities (both realized
      and unrealized)(5)....................................   1.65         3.16            2.03         (0.18)
                                                             ------       ------         -------        ------
         TOTAL FROM INVESTMENT OPERATIONS...................   2.14         3.50            2.23          0.41
                                                             ------       ------         -------        ------
Less distributions:
    Dividends from net investment income....................  (0.10)       (0.09)          (0.07)        (0.59)
                                                             ------       ------         -------        ------
         TOTAL DISTRIBUTIONS................................  (0.10)       (0.09)          (0.07)        (0.59)
                                                             ------       ------         -------        ------
NET ASSET VALUE, END OF PERIOD.............................. $16.01       $19.35         $ 15.31        $ 9.65
                                                             ======       ======         =======        ======
Total return(1)(6)..........................................  15.97%       22.77%          16.58%         4.55%
                                                             ======       ======         =======        ======
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)................ $2,495       $6,234          $3,387        $1,168
    Ratios to average net assets (annualized)(5)(6):
         Expenses...........................................  1.01%        1.00%           1.48%         0.86%
         Net investment income..............................  3.58%        2.13%           1.63%         6.08%
                                                             Money Market Fund(3)    Municipal    U.S. Treasury
                                                             --------------------      Money          Money
                                                             Mileage     Platinum     Market         Market
                                                              Class       Class        Fund           Fund
                                                             --------    --------    ---------    -------------
Net asset value, beginning of period (4).................... $   1.00    $   1.00     $  1.00        $  1.00
                                                             --------    --------    ---------    -------------
Income from investment operations:
    Net investment income(5)................................     0.05        0.03        0.03           0.05
    Net gains (losses) on securities (both realized
      and unrealized)(5)....................................        -           -           -              -
                                                             --------    --------    ---------    -------------
         TOTAL FROM INVESTMENT OPERATIONS...................     0.05        0.03        0.03           0.05
                                                             --------    --------    ---------    -------------
Less distributions:
    Dividends from net investment income....................    (0.05)      (0.03)      (0.03)         (0.05)
                                                             --------    --------    ---------    -------------
         TOTAL DISTRIBUTIONS................................    (0.05)      (0.03)      (0.03)         (0.05)
                                                             --------    --------    ---------    -------------
NET ASSET VALUE, END OF PERIOD.............................. $   1.00    $   1.00     $  1.00        $  1.00
                                                             ========     =======     =======     ==========
Total return(1)(6)..........................................    5.12%       4.78%       3.19%          4.98%
                                                             ========     =======     =======     ==========
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)................ $106,709    $ 15,429     $28,726        $10,638
    Ratios to average net assets (annualized)(5)(6):
         Expenses...........................................    0.67%       1.09%       0.66%          0.62%
         Net investment income..............................    5.02%       4.48%       3.14%          4.82%

---------------

(1) Total return is calculated assuming an initial investment is made at the net asset value last calculated on the business day before the first day of each period reported, reinvestment of all dividends and capital gains distributions on the payable date and a sale at net asset value on the last day of each period reported.

(2) Capital Guardian Trust Company was replaced by Brandywine Asset Management as an investment adviser to the Balanced and the Growth and Income Mileage Funds on April 1, 1996.

(3) The Platinum Class of the Money Market Mileage Fund commenced active operations on January 29, 1996 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(4) The net asset value per share for the Balanced, Growth and Income, International Equity and Limited Term Income Mileage Funds has been adjusted for a stock split which occurred on November 1, 1995 in the ratio of 1.43169, 1.254705, 1.520913 and 2.034588, respectively.

AMERICAN AADVANTAGE MILEAGE FUNDS
FINANCIAL HIGHLIGHTS
Year Ended October 31, 1996
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

(5) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Trust Portfolio.

(6) Operating results exclude expenses reimbursed by the Manager. Results prior to expense reimbursements were as follows for the year ended October 31, 1996:

                                            Growth                   Limited-    Money Market Fund    Municipal
                                             and     International     Term     -------------------     Money     U.S. Treasury
                                 Balanced   Income      Equity        Income    Mileage    Platinum    Market         Money
                                   Fund      Fund        Fund          Fund      Class      Class       Fund       Market Fund
                                 --------   ------   -------------   --------   -------    --------   ---------   -------------
     Ratio of expenses to
       average net assets
       (annualized)..............   2.93%   1.88%        2.71%         3.19%     0.78%       1.24%      0.80%         1.11%
     Ratio of net investment
       income to average net
       assets (annualized).......   1.66%   1.25%        0.40%         3.75%     4.91%       4.33%      3.00%         4.33%

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Balanced Portfolio
AMR Investment Services Growth and Income Portfolio
AMR Investment Services International Equity Portfolio
AMR Investment Services Limited-Term Income Portfolio
AMR Investment Services Money Market Portfolio
AMR Investment Services Municipal Money Market Portfolio
AMR Investment Services U.S. Treasury Money Market Portfolio

     We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Balanced Portfolio, the AMR Investment Services Growth and Income Portfolio, the AMR Investment Services International Equity Portfolio, the AMR Investment Services Limited-Term Income Portfolio, the AMR Investment Services Money Market Portfolio, the AMR Investment Services Municipal Money Market Portfolio, and the AMR Investment Services U.S. Treasury Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments as of October 31, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the AMR Investment Services Trust at October 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

/s/ ERNST & YOUNG
Dallas, Texas
December 20, 1996

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                     Par
                                    Amount       Value
                                   --------     --------
                                  (dollars in thousands)
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS - 21.14%
U.S. TREASURY BILLS - 0.78%
Due 11/21/1996...................  $  4,000     $  3,989
Due 12/26/1996...................     3,000        2,978
                                                --------
    TOTAL U.S. TREASURY BILLS....                  6,967
                                                --------
U.S. TREASURY BONDS - 5.42%
8.75%, Due 8/15/2020.............     7,500        9,237
11.625%, Due 11/15/2004..........     8,370       11,109
13.875%, Due 5/15/2011...........     1,230        1,868
10.375%, Due 11/15/2012..........     2,000        2,585
8.75%, Due 5/15/2017.............     4,630        5,647
8.125%, Due 8/15/2019............    10,035       11,594
8.125%, Due 8/15/2021............     1,045        1,213
7.25%, Due 8/15/2022.............     5,000        5,291
                                                --------
    TOTAL U.S. TREASURY BONDS....                 48,544
                                                --------
U.S. TREASURY COUPON STRIPS - 1.04%
Due 11/15/2008...................       796          362
Due 5/15/2011....................     4,000        1,517
Due 8/15/2018....................     4,000          901
Due 11/15/2018...................    13,000        2,872
Due 8/15/2019....................    11,500        2,413
Due 11/15/2019...................     6,000        1,238
                                                --------
    TOTAL U.S. TREASURY COUPON
      STRIPS.....................                  9,303
                                                --------
U.S. TREASURY NOTES - 13.90%
7.375%, Due 11/15/1997...........     1,000        1,018
5.125%, Due 3/31/1998............     7,500        7,444
5.125%, Due 6/30/1998............     1,000          991
5.875%, Due 3/31/1999............     2,750        2,753
6.375%, Due 7/15/1999............     3,000        3,036
7.125%, Due 9/30/1999............    12,390       12,777
7.125%, Due 2/29/2000............     8,190        8,466
5.50%, Due 4/15/2000.............     3,000        2,953
6.125%, Due 7/31/2000............     2,000        2,006
6.125%, Due 9/30/2000............    11,950       11,984
8.50%, Due 11/15/2000............     5,500        5,976
5.625%, Due 11/30/2000...........     3,000        2,953
6.375%, Due 3/31/2001............     7,500        7,587
7.50%, Due 11/15/2001............     3,000        3,176
7.50%, Due 5/15/2002.............     1,000        1,063

                                      Par
                                     Amount       Value
                                    --------     --------
                                   (dollars in thousands)
6.375%, Due 8/15/2002............  $  8,250     $  8,339
6.25%, Due 2/15/2003.............     9,190        9,222
5.75%, Due 8/15/2003.............     3,000        2,921
5.875%, Due 2/15/2004............     2,000        1,953
7.25%, Due 5/15/2004.............     1,500        1,584
7.875%, Due 11/15/2004...........     1,500        1,646
7.50%, Due 2/15/2005.............     5,785        6,215
6.50%, Due 5/15/2005.............     7,000        7,075
6.50%, Due 8/15/2005.............     2,000        2,021
5.875%, Due 11/15/2005...........     3,000        2,903
5.625%, Due 2/15/2006............     3,000        2,854
7.875%, Due 2/15/2021............       325          367
6.25%, Due 8/15/2023.............     3,450        3,237
                                                --------
    TOTAL U.S. TREASURY NOTES....                124,520
                                                --------
    TOTAL U.S. GOVERNMENT &
      AGENCY OBLIGATIONS.........                189,334
                                                --------
U.S. AGENCY MORTGAGE-BACKED
  OBLIGATIONS - 6.49%
FEDERAL HOME LOAN MORTGAGE
  CORPORATION - 1.78%
7.15%, Due 6/27/2000.............     2,115        2,133
7.83%, Due 8/11/2004.............     1,130        1,140
7.75%, Due 5/22/2006.............     2,300        2,341
7.61%, Due 5/24/2006.............     3,000        3,057
Series 1194G, 6.50%,
  Due 10/15/2006.................     1,500        1,488
Series 1250F, 7.00%,
  Due 4/15/2019..................       887          893
Pool #C00436, 7.50%,
  Due 12/1/2025..................     4,894        4,910
                                                --------
    TOTAL FEDERAL HOME LOAN
      MORTGAGE CORPORATION.......                 15,962
                                                --------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - 3.15%
6.36%, Due 8/16/2000.............     2,090        2,101
7.78%, Due 5/22/2006.............     1,000        1,013
Pool #297492, 6.50%,
  Due 10/1/2010..................        26           25
Pool #338030, 6.50%,
  Due 4/1/2011...................       311          305
Pool #341332, 6.50%,
  Due 4/1/2011...................       676          664
Pool #341382, 6.50%,
  Due 4/1/2011...................       270          264

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                      Par
                                     Amount       Value
                                    --------     --------
                                   (dollars in thousands)
Pool #342743, 6.50%,
  Due 4/1/2011...................  $    721     $    708
Pool #337195, 6.50%,
  Due 5/1/2011...................     1,356        1,332
Pool #344287, 6.50%,
  Due 5/1/2011...................       493          485
Pool #344429, 6.50%,
  Due 5/1/2011...................       129          127
Series 1349PG, 6.50%,
  Due 5/15/2014..................       400          401
Pool #66185, 6.059%,
  Due 7/1/2018...................     1,737        1,702
Series 1992-143G, 6.75%,
  Due 10/25/2018.................       500          502
Series 1989-21G, 10.45%,
  Due 4/25/2019..................       209          228
Pool #218949, 7.50%,
  Due 12/1/2023..................       936          950
Pool #266196, 7.114%,
  Due 1/1/2024...................     1,581        1,597
TBA, 7.50% Due 9/23/2024.........     1,670        1,673
Pool #306505, 8.00%,
  Due 3/1/2025...................     1,411        1,439
Pool #308798, 7.32%,
  Due 4/1/2025...................       371          382
Pool #303585, 7.00%,
  Due 10/1/2025..................       733          719
Pool #250414, 7.00%,
  Due 12/1/2025..................     2,421        2,374
Pool #339141, 7.00%,
  Due 3/1/2026...................     5,488        5,381
Pool #341041, 7.00%,
  Due 4/1/2026...................        29           28
TBA, 8.00%, Due 11/13/2026.......     3,700        3,774
                                                --------
    TOTAL FEDERAL NATIONAL
      MORTGAGE ASSOCIATION.......                 28,174
                                                --------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION-1.56%
Pool #102932, 10.50%,
  Due 9/15/1998..................        12           12
Series 1994-2 Cl O, 7.99125%,
  Due 4/16/2010..................     1,488        1,527
Pool #180220, 9.00%,
  Due 10/15/2016.................       887          938
TBA, 8.00%, Due 2/1/2020.........     1,640        1,677
Pool #340063, 7.50%,
  Due 12/15/2022.................        20           21
Pool #339886, 7.50%,
  Due 1/15/2023..................       463          465


                                     Par
                                    Amount       Value
                                   --------     --------
                                   (dollars in thousands)
Pool #349306, 8.00%,
  Due 2/15/2023..................  $  2,525     $  2,581
Pool #345300, 7.00%,
  Due 3/15/2023..................       878          861
Pool #344261, 7.50%,
  Due 4/15/2023..................       505          507
Pool #336950, 7.50%,
  Due 4/15/2023..................       783          786
Pool #355479, 8.00%,
  Due 5/15/2023..................     1,518        1,552
Pool #320073, 7.00%,
  Due 6/15/2023..................        20           20
Pool #341926, 8.00%,
  Due 6/15/2023..................        17           18
Pool #352117, 8.00%,
  Due 7/15/2023..................     1,131        1,157
Pool #355721, 7.50%,
  Due 7/15/2023..................       157          158
Pool #344979, 7.50%,
  Due 8/15/2023..................       451          453
Pool #1849, 8.50%,
  Due 8/20/2024..................       563          580
TBA, 7.50%, Due 6/1/2025.........       630          632
                                                --------
    TOTAL GOVERNMENT NATIONAL
      MORTGAGE ASSOCIATION.......                 13,945
                                                --------
    TOTAL U.S. AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS................                 58,081
                                                --------
ASSET-BACKED SECURITIES - 2.21%
American Express Master Trust
  1992-1 A, 6.05%,
  Due 6/15/1998..................     2,250        2,256
AT&T Universal Card Master Trust,
  1995-2A, 5.95%,
  Due 10/17/2002.................       550          545
Boatmen's Auto Trust,
  1996-A A2, 6.35%,
  Due 1/15/2003..................       850          856
Chase Manhattan Credit Card
  Master Trust, 1996-4A, 6.73%,
  Due 2/15/2003..................     1,550        1,576
Chemical Master Credit Card
  Trust 1, 1996-1A, 5.55%,
  Due 9/15/2003..................       810          789
Chemical Master Credit Card
  Trust 1, 1995-3A, 6.23%,
  Due 4/15/2005..................       990          980

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                     Par
                                    Amount       Value
                                   --------     --------
                                   (dollars in thousands)
Citibank Credit Card Master
  Trust I, 1996-1A, Zero Coupon,
  Due 2/7/2003...................  $  1,410     $  1,075
ContiMortgage Home Equity
  Loan Trust, 1994-4 A2, 7.96%,
  Due 9/15/2009..................     2,003        2,046
Discover Card Master Trust I,
  1996-3A, 6.05%,
  Due 8/18/2008..................     1,010          958
General Electric Railcar Trust,
  1992-1A, 7.75%,
  Due 6/1/2004...................       601          629
NationsBank Auto Owner
  Trust, 1996-A A3, 6.375%,
  Due 7/15/2000..................     2,550        2,567
NationsBank Credit Card
  Master Trust, 1993-2A, 6.00%,
  Due 12/15/2005.................     1,060        1,027
Olympic Automobile Receivables
  Trust, 1993-CA, 4.50%,
  Due 2/15/2000..................       173          172
Prime Credit Card Master
  Trust, 1996-1A, 6.70%,
  Due 7/15/2004..................       500          508
Sears Credit Account Master
  Trust, 1995-5A, 6.05%,
  Due 1/16/2008..................       720          704
Sears Credit Account Master
  Trust, 1996-4A, 6.45%,
  Due 10/16/2006.................       440          442
Signet Credit Card Master
  Trust, 1994-4A, 6.80%,
  Due 12/15/2000.................     1,800        1,817
UCFC Home Equity Loan,
  1994-C1 A2, 7.275%,
  Due 6/10/2007..................       380          382
Western Financial Grantor
  Trust,1994-3 A2, 6.65%,
  Due 12/1/1999..................       471          475
                                                --------
    TOTAL ASSET-BACKED
      SECURITIES.................                 19,804
                                                --------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.24%
Citicorp Mortgage Securities,
  Incorporated, 1987-14 A1,
  9.50%, Due 9/25/2002...........       608          619
Citicorp Mortgage Securities,
  Incorporated, 1987-5 A1, 8.50%,
  Due 4/25/2017..................       646          644
Citicorp Mortgage Securities,
  Incorporated, 1990-4 A5, 9.50%,
  Due 3/25/2005..................       836          833

                                     Par
                                    Amount       Value
                                   --------     --------
                                   (dollars in thousands)
DLJ Mortgage Acceptance
  Corporation, 1994-Q1 2A1,
  4.56029%, Due 3/25/2024........  $    498     $    490
General Electric Capital Mortgage
  Services, Incorporated, 1992-4A
  A4, 8.00%, Due 4/25/2022.......       614          625
Green Tree Financial Corporation,
  1993-3 A5, 5.75%, Due
  10/15/2018.....................       990          969
Green Tree Financial Corporation,
  1994-5 A2, 7.30%, Due
  11/15/2019.....................       690          701
Green Tree Financial Corporation,
  1996-8 A4, 7.00%, Due
  10/15/2027.....................     1,300        1,327
Independent National Mortgage
  Corporation, 1995-F A5, 8.25%,
  Due 5/25/2010..................       600          623
Independent National Mortgage
  Corporation, 1995W A2, 7.25%
  Due 2/25/2026..................     1,500        1,435
The Money Store Home Equity
  Trust, 7.66%, Due 8/15/2026....     1,500        1,508
Residential Asset Securitization
  Trust, 1996-A3 A11, 7.50%,
  Due 7/25/2011..................       976          994
Residential Funding Mortgage 1,
  1993-S28 A4, 6.35%,
  Due 8/25/2023..................       300          296
                                                --------
    TOTAL NON-AGENCY
      MORTGAGE-BACKED
      OBLIGATIONS................                 11,064
                                                --------
CORPORATE BONDS - 10.13%
FINANCIAL - 5.12%
American General Financial,
  7.25%, Due 5/15/2005...........       410          418
Associates Corporation of
  North America 7.50%,
  Due 5/15/1999..................        80           82
BankAmerica Corporation, 7.50%,
  Due 3/15/1997..................       960          966
BankAmerica Corporation, 9.75%,
  Due 7/1/2000...................       600          664
BankAmerica Corporation, 7.20%,
  Due 4/15/2006..................     1,280        1,294
Bankers Trust New York, 8.25%,
  Due 5/1/2005...................       740          795
BanPonce, 7.30%,
  Due 6/5/2002...................       640          657
Capital One Bank, 6.73%,
  Due 6/4/1998...................     2,500        2,516

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                     Par
                                    Amount       Value
                                   --------     --------
                                   (dollars in thousands)
Chase Manhattan Corporation,
  7.625%, Due 1/15/2003..........  $    200     $    209
Chase Manhattan Corporation,
  8.625%, Due 5/1/2002...........       700          763
Chemical Banking Corporation,
  FRN, 6.2125%, Due 6/15/2000....     2,300        2,309
Chemical New York Corporation,
  9.75%, Due 6/15/2099...........       900          975
Countrywide Funding Corporation,
  7.20%, Due 1/15/2006...........     2,190        2,218
Dean Witter Discover, 6.875%,
  Due 3/1/2003...................     1,290        1,298
First Union Corporation, 7.05%,
  Due 8/1/2005...................       840          841
Fleet Mortgage Group,
  Incorporated, 6.125%,
  Due 8/15/1997..................       930          932
Ford Motor Credit Company, 9.25%,
  Due 6/15/1998..................     1,000        1,048
Ford Motor Credit Company, 7.95%,
  Due 5/17/1999..................     2,000        2,080
Ford Motor Credit Company, 8.20%,
  Due 2/15/2002..................     1,510        1,611
General Motors Acceptance
  Corporation, 6.65%,
  Due 5/24/2000..................     2,700        2,719
General Motors Acceptance
  Corporation, 6.75%,
  Due 6/17/2002..................     1,140        1,146
Health & Rehab, FRN, 6.9875%, Due
  7/13/1999......................     1,000          997
International Business Machines,
  Incorporated, 7.00%,
  Due 10/30/2025.................     1,290        1,242
Lehman Brothers Holding,
  Incorporated, 7.41%,
  Due 5/25/1999..................       500          510
Lehman Brothers, 6.625%,
  Due 2/15/2000..................       570          568
Lehman Brothers, Incorporated,
  5.04%, Due 12/15/2003..........     1,000        1,004
National Bank Of Detroit, 7.125%,
  Due 5/15/2007..................       700          701
NationsBank Corporation, 7.00%,
  Due 9/15/2001..................       750          764
Paine Webber, 7.625%, Due
  10/15/2008.....................     2,200        2,227
PNC Funding Corporation, 6.125%,
  Due 9/1/2003...................     1,000          961
Salomon Incorporated, 7.05%,
  Due 1/15/1998..................       800          807

                                     Par
                                    Amount       Value
                                   --------     --------
                                   (dollars in thousands)
Salomon Incorporated, 7.00%,
  Due 1/20/1998..................  $    390     $    394
Salomon Incorporated, 5.53%,
  Due 1/30/1998..................     1,500        1,487
Salomon Incorporated, 6.04%,
  Due 7/9/1998...................       625          622
Salomon Incorporated, 6.70%,
  Due 12/1/1998..................       390          393
Salomon Incorporated, 5.395%, Due
  4/5/1999.......................       500          497
Society National Bank, 7.25%, Due
  6/1/2005.......................       800          813
St. Paul Companies, 9.375%, Due
  6/15/1997......................       600          613
Taubman Realty Group, 8.00%, Due
  6/15/1999......................     2,000        2,038
Taubman Realty Group, 5.75%, Due
  11/3/1997......................     1,500        1,498
Travelers/Aetna P & C, 6.75%, Due
  4/15/2001......................     1,300        1,312
Westpac Banking Corporation,
  7.875%, Due 10/15/2002.........       800          847
                                                --------
    TOTAL FINANCIAL..............                 45,836
                                                --------
INDUSTRIAL - 3.17%
American Home Products, 7.70%,
  Due 2/15/2000..................       450          469
Atlantic Richfield Corporation,
  8.50%, Due 4/1/2012............       870          999
Atlantic Richfield Corporation,
  8.75%, Due 3/1/2032............       610          714
The Boeing Company, 8.625%, Due
  11/15/2031.....................       620          724
Capital Cities/ABC, 8.875%, Due
  12/15/2000.....................     1,000        1,086
CIT Group Holdings, 6.375%, Due
  5/21/1999......................       750          755
Coca-Cola Company, 6.625%, Due
  10/1/2002......................     1,000        1,007
Columbia/HCA Health, 7.69%, Due
  6/15/2025......................       730          756
Dresser Industries, 6.25%, Due
  6/1/2000.......................     2,000        1,996
E.I. DuPont de Nemours &
  Company, 6.75%,
  Due 10/15/2002.................     1,000        1,013
Exxon Capital Corporation, 7.45%,
  Due 12/15/2001.................     1,000        1,046
Heinz H.J. Company, 5.50%, Due
  9/15/1997......................       520          519

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                     Par
                                    Amount       Value
                                   --------     --------
                                   (dollars in thousands)
Legrand, 8.50%,
  Due 2/15/2025..................  $    820     $    917
Lockheed Martin Corporation,
  7.45%, Due 6/15/2004...........     1,390        1,442
The May Department Store Company,
  9.75%,
  Due 2/15/2021..................       400          468
News America Holdings, 9.25%, Due
  2/1/2013.......................       710          800
Occidential Petroleum
  Corporation, 8.50%, Due
  9/15/2004......................     2,000        2,109
Pepsico Incorporated, 7.00%, Due
  11/15/1996.....................       550          550
Philip Morris Companies,
  Incorporated, 8.25%, Due
  10/15/2003.....................       640          685
Philip Morris Companies,
  Incorporated, 8.375%, Due
  1/15/2017......................       625          640
Pohang Iron & Steel, 7.375%, Due
  5/15/2005......................       750          763
RJR Nabisco, 8.75%, Due
  8/15/2005......................     1,000          996
RJR Nabisco, 8.00%, Due
  7/15/2001......................     1,750        1,761
Sears Roebuck Acceptance, 6.82%,
  Due 10/17/2002.................     2,710        2,724
Sysco Corporation, 7.00%, Due
  5/1/2006.......................     1,000        1,012
Tenneco, Incorporated, 10.00%,
  Due 8/1/1998...................     1,000        1,063
Texaco Cap, MTN, 6.19%, Due
  7/9/2003.......................       750          727
WMX Technologies, 6.22%, Due
  4/30/2004......................       590          631
                                                --------
    TOTAL INDUSTRIAL.............                 28,372
                                                --------
UTILITY - 0.32%
General Telephone Southwest,
  Incorporated, 8.50%, Due
  11/15/2031.....................       600          677
Pacific Bell Telephone, 8.70%,
  Due 6/15/2001..................       670          727
Southern California Edison
  Company, 8.25%, Due
  2/1/2000.......................     1,425        1,501
                                                --------
    TOTAL UTILITY................                  2,905
                                                --------
FOREIGN BONDS - 1.52%
ABN AMRO, 7.27%, Due 5/31/2005...       690          704
ANZ Banking, 6.25%, Due
  2/1/2004.......................       770          737

                                     Par
                                    Amount       Value
                                   --------     --------
                                   (dollars in thousands)
BCH Cayman Islands Limited,
  7.70%, Due 7/15/2006...........  $    850     $    875
Hanson Overseas, 7.375%, Due
  1/15/2003......................       600          617
Hydro-Quebec, 7.375%, Due
  2/1/2003.......................       400          414
Hydro-Quebec, 9.40%, Due
  2/1/2021.......................     1,800        2,160
Hydro-Quebec, 8.875%, Due
  3/1/2026.......................     1,200        1,376
Kansallis-Osake-Pankki Bank,
  10.00%, Due 5/1/2002...........       810          924
Korea Development Bank, 5.875%,
  Due 12/1/1998..................       100           99
Korea Development Bank, 6.25%,
  Due 5/1/2000...................       770          765
Midland Bank PLC, 7.625%, Due
  6/15/2006......................       910          946
Province of Newfoundland, 9.875%,
  Due 6/1/2020...................       250          314
Province of Quebec, 8.80%, Due
  4/15/2003......................       335          371
Province of Quebec, 5.735%, Due
  3/2/2026.......................       890          864
Santander Financial Issuance
  Limited, 7.75%, Due
  5/15/2005......................       250          260
Santander Financial Issuance
  Limited, 7.00%, Due 4/1/2006...       460          457
Svenska Handelsbanken, 8.35%, Due
  7/15/2004......................       740          804
Swiss Bank Corporation, 7.50%,
  Due 7/15/2025..................       950          957
                                                --------
    TOTAL FOREIGN BONDS..........                 13,644
                                                --------
    TOTAL CORPORATE BONDS........                 90,757
                                                --------
                                     Shares
                                   --------
COMMON STOCK - 56.85%
FOREIGN STOCKS - 1.19%
Arthur Guinness & Sons, ADR......    24,700          885
British Petroleum PLC, ADR.......    10,000        1,286
British Telecom PLC, ADR.........    22,300        1,285
Ciba-Geigy AG....................    30,000        1,855
Elf Aquitane SA..................    36,100        1,449
Hanson PLC, ADR..................   301,300        1,921
Imperial Tobacco Group PLC.......    30,000          350
Royal Dutch Petroleum Company,
  New York Registry..............    10,000        1,654
                                                --------
    TOTAL FOREIGN STOCKS.........                 10,685
                                                --------

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                    Shares       Value
                                   --------     --------
                                   (dollars in thousands)
CONSUMER STAPLES - 9.05%
DEPARTMENT AND MAIL ORDER - 1.37%
J.C. Penney Company,
  Incorporated...................    96,075     $  5,044
K Mart Corporation...............   359,600        3,506
The May Department Store
  Company........................    32,500        1,540
Sears Roebuck & Company..........    45,000        2,177
                                                --------
    TOTAL DEPARTMENT AND MAIL
      ORDER......................                 12,267
                                                --------
DISTILLERS AND BREWERS - 0.66%
Anheuser-Busch Companies,
  Incorporated...................   123,000        4,736
Brown-Foreman, Incorporated......    26,700        1,155
                                                --------
    TOTAL DISTILLERS AND
      BREWERS....................                  5,891
                                                --------
DRUGS AND HOSPITAL SUPPLY - 2.50%
American Home Products
  Corporation....................    82,100        5,029
Baxter International,
  Incorporated...................    55,000        2,289
Bristol-Myers Squibb Company.....    48,600        5,139
Horizon / CMS Healthcare
  Corporation....................   120,675        1,252
Merck & Company, Incorporated....    35,000        2,594
Pharmacia & Upjohn,
  Incorporated...................    47,300        1,703
Warner Lambert, Incorporated.....    68,700        4,371
                                                --------
    TOTAL DRUGS AND HOSPITAL
      SUPPLY.....................                 22,377
                                                --------
FOOD PROCESSING - 0.23%
Archer Daniels Midland Company...    94,500        2,055
                                                --------
    TOTAL FOOD PROCESSING........                  2,055
                                                --------
FOODS - 0.16%
Nabisco Holdings Corporation,
  Class A........................    37,900        1,412
                                                --------
    TOTAL FOODS..................                  1,412
                                                --------
LEISURE - 0.36%
Hasbro, Incorporated.............    35,200        1,368
King World Productions,
  Incorporated (non-income
  producing).....................    11,200          403
Toys R Us, Incorporated..........    44,500        1,507
                                                --------
    TOTAL LEISURE................                  3,278
                                                --------
PHOTOGRAPHY - 1.14%
Eastman Kodak Company............   127,900       10,200
                                                --------
    TOTAL PHOTOGRAPHY............                 10,200
                                                --------

                                    Shares       Value
                                   --------     --------
                                   (dollars in thousands)
PUBLISHING - 0.26%
A.H. Belo, Incorporated, Class
  A..............................    60,700     $  2,367
                                                --------
    TOTAL PUBLISHING.............                  2,367
                                                --------
TOBACCO - 2.37%
American Brands, Incorporated....    91,400        4,364
Philip Morris Companies,
  Incorporated...................   152,389       14,115
RJR Nabisco Holdings.............    95,700        2,763
                                                --------
    TOTAL TOBACCO................                 21,242
                                                --------
    TOTAL CONSUMER STAPLES.......                 81,089
                                                --------
INTEREST SENSITIVE - 21.77%
BANKS - 7.37%
Bank America Corporation.........   152,000       13,908
Bank of Boston Corporation.......    40,000        2,560
Bankers Trust Company New York...    19,400        1,639
Chase Manhattan Corporation......   196,200       16,824
Corestates Financial
  Corporation....................    16,000          778
First Chicago NBD................   130,681        6,665
First of America Bank
  Corporation....................    50,000        2,719
First Security Corporation.......    60,000        1,763
First Union Corporation..........    20,000        1,455
Fleet Financial Group,
  Incorporated...................    25,000        1,247
J.P. Morgan & Company,
  Incorporated...................    33,000        2,850
Norwest Corporation..............   183,900        8,069
PNC Bank Corporation.............   115,000        4,169
Wells Fargo and Company..........     5,000        1,336
                                                --------
    TOTAL BANKS..................                 65,982
                                                --------
BUILDING AND MATERIALS - 0.42%
PPG Industries, Incorporated.....    66,500        3,791
                                                --------
    TOTAL BUILDING AND
      MATERIALS..................                  3,791
                                                --------
FINANCE - 0.68%
Beneficial Corporation...........    35,000        2,048
Household International,
  Incorporated...................    30,000        2,655
Paine Webber Group,
  Incorporated...................    58,900        1,384
                                                --------
    TOTAL FINANCE................                  6,087
                                                --------

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                    Shares       Value
                                   --------     --------
                                   (dollars in thousands)
INSURANCE - LIFE AND
  MULTI-LINE - 2.58%
Aetna Incorporated...............    75,600     $  5,056
American Financial Group,
  Incorporated...................    12,600          452
American General Corporation.....    26,000          969
Aon Corporation..................   114,300        6,601
Lincoln National Corporation.....    45,000        2,183
Old Republic International
  Corporation....................   121,000        2,995
Travelers Corporation............    89,503        4,856
                                                --------
    TOTAL INSURANCE - LIFE AND
      MULTI-LINE.................                 23,112
                                                --------
INSURANCE - PROPERTY AND
  CASUALTY - 1.32%
Allstate Corporation.............   113,300        6,359
Chubb Corporation................    20,000        1,000
St. Paul Companies...............    60,000        3,263
TIG Holdings, Incorporated.......    42,000        1,213
                                                --------
    TOTAL INSURANCE - PROPERTY
      AND CASUALTY...............                 11,835
                                                --------
SAVINGS AND LOAN - 0.48%
Great Western Financial
  Corporation....................    75,000        2,100
H.F. Ahmanson & Company..........    70,000        2,196
                                                --------
    TOTAL SAVINGS AND LOAN.......                  4,296
                                                --------
UTILITIES - ELECTRIC - 3.56%
Central and Southwest
  Corporation....................    48,500        1,285
CMS Energy Corporation...........    60,000        1,898
DTE Energy Company...............    83,700        2,521
Edison International.............    80,000        1,580
Entergy Corporation..............   383,000       10,724
Illinova Corporation.............    60,000        1,635
Northeast Utilities..............   287,400        3,090
Potomac Electric Power...........    23,900          612
PP&L Resources, Incorporated.....    25,000          584
Public Service Enterprise Group,
  Incorporated...................    45,400        1,220
Rochester Gas and Electric,
  Incorporated...................    30,000          559
Unicom Corporation...............   238,100        6,191
                                                --------
    TOTAL UTILITIES - ELECTRIC...                 31,899
                                                --------

                                    Shares       Value
                                   --------     --------
                                   (dollars in thousands)
UTILITIES - NATURAL GAS - 1.95%
Consolidated Natural Gas
  Company........................   149,200     $  7,926
Panenergy Corporation............   193,500        7,450
Peoples Energy Corporation.......    58,000        2,045
                                                --------
    TOTAL UTILITIES - NATURAL
      GAS........................                 17,421
                                                --------
UTILITIES - TELEPHONE - 1.35%
AT&T Corporation.................    30,000        1,046
NYNEX Corporation................    32,000        1,424
Pacific Telesis Group,
  Incorporated...................    96,500        3,281
SBC Communications...............    14,400          700
US West, Incorporated............   184,200        5,595
                                                --------
    TOTAL UTILITIES -
      TELEPHONE..................                 12,046
                                                --------
MISCELLANEOUS - INTEREST
  SENSITIVE - 2.06%
American Express Company.........   205,600        9,663
Dean Witter Discover & Company...    22,600        1,331
Federal Home Loan Mortgage
  Corporation....................    20,800        2,101
Federal National Mortgage
  Association....................   117,200        4,585
Fund American Enterprises,
  Incorporated...................     8,800          789
                                                --------
    TOTAL MISCELLANEOUS -
      INTEREST SENSITIVE.........                 18,469
                                                --------
    TOTAL INTEREST
      SENSITIVE..................                194,938
                                                --------
CONSUMER CYCLICALS - 3.55%
AUTOMOBILE AND TRUCK - 3.27%
Dana Corporation.................   208,200        6,168
Eaton Corporation................    25,000        1,494
Ford Motor Company...............   408,200       12,756
General Motors Corporation.......   164,800        8,879
                                                --------
    TOTAL AUTOMOBILE AND TRUCK...                 29,297
                                                --------
ELECTRICAL HOUSEHOLD
  EQUIPMENT - 0.13%
Whirlpool Corporation............    24,400        1,153
                                                --------
    TOTAL ELECTRICAL HOUSEHOLD
      EQUIPMENT..................                  1,153
                                                --------

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                    Shares       Value
                                   --------     --------
                                   (dollars in thousands)
TIRE AND RUBBER - 0.15%
Goodyear Tire & Rubber
  Company........................    28,800     $  1,321
                                                --------
    TOTAL TIRE AND RUBBER........                  1,321
                                                --------
    TOTAL CONSUMER CYCLICALS.....                 31,771
                                                --------
INTERMEDIATE GOODS & SERVICES - 13.37%
CHEMICALS - 1.60%
ARCO Chemical Company............    35,000        1,671
Dow Chemical.....................    27,000        2,099
E.I. DuPont de Nemours &
  Company........................    27,000        2,504
Eastman Chemical Company.........    38,900        2,052
FMC Corporation (non-income
  producing).....................    58,300        4,292
Olin Corporation.................    40,000        1,700
                                                --------
    TOTAL CHEMICALS..............                 14,318
                                                --------
FOREST PRODUCTS - 1.28%
Boise Cascade Corporation........    46,700        1,448
Georgia-Pacific Corporation......    15,000        1,125
International Paper Company......    55,000        2,351
Louisiana Pacific Corporation....    59,200        1,236
Mead Corporation.................    12,000          681
Millenium Chemicals,
  Incorporated...................    31,172          631
Union Camp Corporation...........    40,000        1,950
Weyerhaeuser Company.............    45,000        2,064
                                                --------
    TOTAL FOREST
      PRODUCTS...................                 11,486
                                                --------
METALS - ALUMINUM - 0.39%
Alumax, Incorporated.............    43,000        1,381
Aluminum Company of America......    36,000        2,111
                                                --------
    TOTAL METALS - ALUMINUM......                  3,492
                                                --------
NATURAL GAS TRANSMISSION - 0.20%
Coastal Corporation..............    40,700        1,750
                                                --------
    TOTAL NATURAL GAS
      TRANSMISSION...............                  1,750
                                                --------
OIL - 6.40%
Amoco Corporation................   120,500        9,128
Ashland, Incorporated............    50,000        2,125
Atlantic Richfield Corporation...    15,000        1,988
Chevron Corporation..............    30,000        1,973
Exxon Corporation................    62,600        5,548

                                    Shares       Value
                                   --------     --------
                                   (dollars in thousands)
Louisiana Land and Exploration
  Company........................    25,400     $  1,445
Mobil Corporation................    10,000        1,168
Phillips Petroleum Company.......   217,300        8,909
Tenneco, Incorporated............   205,000       10,148
Texaco, Incorporated.............    82,900        8,425
Ultramar Corporation.............    70,000        2,004
Union Pacific Resources Group,
  Incorporated...................    78,600        2,162
Union Texas Petroleum Holdings,
  Incorporated...................   105,700        2,259
                                                --------
    TOTAL OIL....................                 57,282
                                                --------
OIL SERVICE - 0.45%
Baker Hughes, Incorporated.......   113,200        4,033
                                                --------
    TOTAL OIL SERVICE............                  4,033
                                                --------
TRANSPORTATION - 1.71%
Conrail, Incorporated............    17,500        1,665
CSX Corporation..................   120,300        5,188
Norfolk Southern Corporation.....    77,100        6,872
Ryder Systems, Incorporated......    55,000        1,636
                                                --------
    TOTAL TRANSPORTATION.........                 15,361
                                                --------
MISCELLANEOUS - INTERMEDIATE
  GOODS & SERVICES - 1.34%
Browning-Ferris Industries.......    71,500        1,877
Dresser Industries,
  Incorporated...................   146,700        4,823
Federal-Mogul Corporation........    46,200        1,034
GATX Corporation.................    40,000        1,910
LTV Corporation..................    30,200          310
Mapco, Incorporated..............    33,800        1,052
USX-US Steel Group...............    35,400          965
                                                --------
    TOTAL MISCELLANEOUS -
      INTERMEDIATE GOODS &
      SERVICES...................                 11,971
                                                --------
    TOTAL INTERMEDIATE GOODS &
      SERVICES...................                119,693
                                                --------
CAPITAL GOODS - 7.92%
AEROSPACE - 4.27%
Allegheny Teledyne,
  Incorporated...................    23,100          494
Coltec Industries, Incorporated
  (non-income producing).........   120,700        2,082
Harsco Corporation...............    30,000        1,916
Lockheed Martin Corporation......   102,299        9,169
Northrop Corporation.............    25,000        2,019
Raytheon Company.................   209,300       10,308
Rockwell International
  Corporation....................    40,000        2,200

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                    Shares       Value
                                   --------     --------
                                   (dollars in thousands)
Textron, Incorporated............    70,100     $  6,221
Thiokol Corporation..............    45,400        1,901
United Technologies
  Corporation....................    15,000        1,931
                                                --------
    TOTAL AEROSPACE..............                 38,241
                                                --------
ELECTRICAL EQUIPMENT - 1.32%
General Electric Corporation.....    25,000        2,419
Honeywell, Incorporated..........    40,300        2,504
ITT Industries, Incorporated.....   119,500        2,778
Sunbeam-Oster Company............    57,500        1,416
Westinghouse Electric
  Corporation....................   157,400        2,695
                                                --------
    TOTAL ELECTRICAL EQUIPMENT...                 11,812
                                                --------
ELECTRONICS - INDUSTRIAL - 0.29%
Advanced Micro Devices...........    72,700        1,290
Lam Research Corporation.........    25,000          609
Teradyne, Incorporated...........    43,400          689
                                                --------
    TOTAL ELECTRONICS -
      INDUSTRIAL.................                  2,588
                                                --------
MACHINERY - 0.37%
Caterpillar Tractor Company......     8,600          590
Deere and Company................    42,000        1,754
Tecumseh Products Company........    17,900        1,007
                                                --------
    TOTAL MACHINERY..............                  3,351
                                                --------
NEWSPAPERS-PUBLISHING & PRINTING - 0.15%
Gannett Company..................    17,800        1,351
                                                --------
    TOTAL NEWSPAPERS-PUBLISHING &
      PRINTING...................                  1,351
                                                --------

                                    Shares       Value
                                   --------     --------
                                   (dollars in thousands)
OFFICE EQUIPMENT - 1.52%
Apple Computer, Incorporated.....    23,400     $    538
International Business Machines
  Corporation....................    26,900        3,470
Storage Tech Group...............    45,200        1,927
Xerox Corporation................   164,700        7,638
                                                --------
    TOTAL OFFICE
      EQUIPMENT..................                 13,573
                                                --------
    TOTAL CAPITAL GOODS..........                 70,916
                                                --------
    TOTAL COMMON STOCK...........                509,092
                                                --------
                                        Par
                                     Amount
                                   --------
SHORT-TERM INVESTMENTS (NOTE A) - 2.53%
Bank Brussells Lambert Euro TD,
  6.00%, Due 11/1/1996...........    $8,453        8,453
Bank of Tokyo Mitsubishi,
  Limited, YCD, 5.60%, Due
  11/14/1996.....................     1,000       10,000
Dai-Ichi Kangyo Bank, Limited,
  BA, 5.45%, Due 11/20/1996......     4,200        4,200
                                                --------
    TOTAL SHORT-TERM
      INVESTMENTS................                 22,653
                                                --------
TOTAL INVESTMENTS - 100.59%
  (COST $764,769)................                900,785
                                                --------
LIABILITIES, NET OF OTHER
  ASSETS - (0.59%)...............                 (5,303)
                                                --------
TOTAL NET ASSETS - 100%..........               $895,482
                                                =========

---------------

Based on the cost of investments of $766,140 for federal income tax purposes at October 31, 1996, the aggregate gross unrealized appreciation was $143,793, the aggregate gross unrealized depreciation was $9,148 and the net unrealized appreciation of investments was $134,645.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

ADR - American Depositary Receipt
AG - Company
BA - Bankers Acceptance
FRN - Floating Rate Note
MTN - Medium Term Note
PLC - Public Limited Corporation
SA - Company
TBA - To Be Announced
TD - Time Deposit
YCD - Yankee Certificate of Deposit

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                  Shares        Value
                                ----------    ----------
                                (dollars in thousands)
COMMON STOCK - 97.08%
FOREIGN STOCKS - 3.20%
Arthur Guinness & Sons, ADR...     197,000    $    7,057
British Petroleum PLC, ADR....      33,000         4,244
British Telecom PLC, ADR......      40,100         2,310
Ciba-Geigy AG.................      35,000         2,164
Elf Aquitane SA...............      48,100         1,930
Exel Limited..................     150,000         5,700
Hanson PLC, ADR...............   1,021,400         6,511
Imperial Tobacco Group PLC....     108,400         1,265
Royal Dutch Petroleum Company,
  New York
  Registry....................      27,000         4,465
                                              ----------
    TOTAL FOREIGN STOCKS......                    35,646
                                              ----------
CONSUMER STAPLES - 16.67%
DEPARTMENT AND MAIL ORDER - 2.12%
J.C. Penney Company,
  Incorporated................     272,600        14,312
K Mart Corporation............     359,400         3,504
The May Department Store
  Company.....................      60,000         2,843
Sears Roebuck & Company.......      60,000         2,903
                                              ----------
    TOTAL DEPARTMENT AND MAIL
      ORDER...................                    23,562
                                              ----------
DISTILLERS AND BREWERS - 1.35%
Anheuser-Busch Companies,
  Incorporated................     197,200         7,592
Brown-Foreman, Incorporated...     171,400         7,413
                                              ----------
    TOTAL DISTILLERS AND
      BREWERS.................                    15,005
                                              ----------
DRUGS AND HOSPITAL SUPPLY - 4.19%
American Home Products
  Corporation.................     109,300         6,694
Baxter International,
  Incorporated................      65,000         2,705
Bristol-Myers Squibb
  Company.....................     159,700        16,888
Horizon / CMS Healthcare
  Corporation.................     509,700         5,288
Merck & Company,
  Incorporated................      60,000         4,447
Pharmacia & Upjohn,
  Incorporated................      87,800         3,160
Warner Lambert,
  Incorporated................     116,300         7,400
                                              ----------
    TOTAL DRUGS AND HOSPITAL
      SUPPLY..................                    46,582
                                              ----------
FOOD PROCESSING - 0.18%
Archer Daniels Midland
  Company.....................      81,900         1,781
Heinz H.J. Company............       5,000           178
                                              ----------
    TOTAL FOOD PROCESSING.....                     1,959
                                              ----------

                                  Shares        Value
                                ----------    ----------
                                (dollars in thousands)
FOODS - 0.71%
Nabisco Holdings Corporation,
  Class A.....................     212,900    $    7,931
                                              ----------
    TOTAL FOODS...............                     7,931
                                              ----------
LEISURE - 1.28%
Hasbro, Incorporated..........     203,400         7,907
King World Productions,
  Incorporated (non-income
  producing)..................      66,900         2,408
Toys R Us, Incorporated.......     116,700         3,953
                                              ----------
    TOTAL LEISURE.............                    14,268
                                              ----------
PHOTOGRAPHY - 1.57%
Eastman Kodak Company.........     218,600        17,433
                                              ----------
    TOTAL PHOTOGRAPHY.........                    17,433
                                              ----------
PUBLISHING - 0.82%
A.H. Belo, Incorporated, Class
  A...........................     235,600         9,188
                                              ----------
    TOTAL PUBLISHING..........                     9,188
                                              ----------
TOBACCO - 4.32%
American Brands,
  Incorporated................     138,900         6,632
Philip Morris Companies,
  Incorporated................     346,600        32,104
RJR Nabisco Holdings..........     322,520         9,313
                                              ----------
    TOTAL TOBACCO.............                    48,049
                                              ----------
MISCELLANEOUS - CONSUMER STAPLES - 0.13%
Gibson Greetings,
  Incorporated................      90,550         1,415
                                              ----------
    TOTAL MISCELLANEOUS -
      CONSUMER STAPLES........                     1,415
                                              ----------
    TOTAL CONSUMER STAPLES....                   185,392
                                              ----------
INTEREST SENSITIVE - 33.40%
BANKS - 10.35%
Bank America Corporation......     272,700        24,952
Bank of Boston Corporation....      52,000         3,328
Bankers Trust Company New
  York........................      92,000         7,774
Chase Manhattan Corporation...     290,614        24,920
Corestates Financial
  Corporation.................      33,000         1,605
First Chicago NBD.............     227,965        11,626
First of America Bank
  Corporation.................      70,000         3,806
First Security Corporation....     120,500         3,540
First Union Corporation.......      17,000         1,237
Fleet Financial Group,
  Incorporated................      55,000         2,743
J.P. Morgan & Company,
  Incorporated................      92,600         7,998
NationsBank Corporation.......     130,000        12,253

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                  Shares        Value
                                ----------    ----------
                                (dollars in thousands)
PNC Bank Corporation..........     219,600    $    7,961
Wells Fargo and Company.......       5,000         1,336
                                              ----------
    TOTAL BANKS...............                   115,079
                                              ----------
BUILDING AND MATERIALS - 0.58%
PPG Industries,
  Incorporated................     113,100         6,447
                                              ----------
    TOTAL BUILDING AND
      MATERIALS...............                     6,447
                                              ----------
FINANCE - 0.84%
Beneficial Corporation........      60,000         3,510
Household International,
  Incorporated................      45,000         3,983
Paine Webber Group,
  Incorporated................      79,300         1,864
                                              ----------
    TOTAL FINANCE.............                     9,357
                                              ----------
INSURANCE - LIFE AND MULTI-LINE - 4.42%
Aetna, Incorporated...........     170,400        11,396
American Financial Group,
  Incorporated................      47,950         1,720
American General
  Corporation.................      61,000         2,272
Aon, Corporation..............     181,400        10,476
Lincoln National
  Corporation.................      80,000         3,880
Old Republic International
  Corporation.................     370,900         9,180
TransAmerica Corporation......      50,000         3,794
Travelers Corporation.........     118,344         6,420
                                              ----------
    TOTAL INSURANCE - LIFE AND
      MULTI-LINE..............                    49,138
                                              ----------
INSURANCE - PROPERTY AND CASUALTY - 1.55%
Allstate Corporation..........     182,825        10,261
Chubb Corporation.............       5,000           250
St. Paul Companies............      76,500         4,160
TIG Holdings, Incorporated....      88,000         2,541
                                              ----------
    TOTAL INSURANCE - PROPERTY
      AND CASUALTY............                    17,212
                                              ----------
SAVINGS AND LOAN - 0.52%
Great Western Financial
  Corporation.................     100,000         2,800
H.F. Ahmanson & Company.......      95,000         2,981
                                              ----------
    TOTAL SAVINGS AND LOAN....                     5,781
                                              ----------
UTILITIES - ELECTRIC - 6.33%
Central And Southwest
  Corporation.................     175,000         4,638
CMS Energy Corporation........     130,000         4,111
DTE Energy Company............     233,800         7,043
Edison International..........     187,500         3,703
Entergy Corporation...........     774,600        21,689
Illinova Corporation..........      90,000         2,453
New York State Electric & Gas
  Corporation.................      70,000         1,461

                                  Shares        Value
                                ----------    ----------
                                (dollars in thousands)
Northeast Utilities...........     480,900    $    5,170
Peco Energy Company...........     100,000         2,525
Potomac Electric Power........      48,500         1,243
PP&L Resources,
  Incorporated................      65,000         1,519
Public Service Enterprise
  Group, Incorporated.........     172,100         4,625
Rochester Gas and Electric,
  Incorporated................      45,000           838
Unicom Corporation............     359,300         9,342
                                              ----------
    TOTAL UTILITIES -
      ELECTRIC................                    70,360
                                              ----------
UTILITIES - NATURAL GAS - 2.89%
Consolidated Natural Gas
  Company.....................     273,300        14,519
Panenergy Corporation.........     399,500        15,381
Peoples Energy Corporation....      65,000         2,291
                                              ----------
    TOTAL UTILITIES - NATURAL
      GAS.....................                    32,191
                                              ----------
UTILITIES - TELEPHONE - 1.99%
AT&T Corporation..............      47,500         1,657
NYNEX Corporation.............     100,000         4,450
Pacific Telesis Group,
  Incorporated................     160,200         5,447
SBC Communications............      19,400           943
US West, Incorporated.........     318,900         9,687
                                              ----------
    TOTAL UTILITIES -
      TELEPHONE...............                    22,184
                                              ----------
MISCELLANEOUS - INTEREST SENSITIVE - 3.93%
American Express Company......     347,000        16,309
Dean Witter Discover &
  Company.....................      56,200         3,309
Federal Home Loan Mortgage
  Corporation.................      78,600         7,939
Federal National Mortgage
  Association.................     317,900        12,438
Fund American Enterprises,
  Incorporated................      41,375         3,708
                                              ----------
    TOTAL MISCELLANEOUS -
      INTEREST SENSITIVE......                    43,703
                                              ----------
    TOTAL INTEREST
      SENSITIVE...............                   371,452
                                              ----------
CONSUMER CYCLICALS - 5.64%
AUTOMOBILE AND TRUCK - 5.05%
Dana Corporation..............     414,800        12,288
Eaton Corporation.............      76,800         4,589
Ford Motor Company............     739,100        23,097
General Motors Corporation....     300,800        16,206
                                              ----------
    TOTAL AUTOMOBILE AND
      TRUCK...................                    56,180
                                              ----------

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                  Shares        Value
                                ----------    ----------
                                (dollars in thousands)
ELECTRICAL HOUSEHOLD EQUIPMENT - 0.23%
Whirlpool Corporation.........      55,000    $    2,599
                                              ----------
    TOTAL ELECTRICAL HOUSEHOLD
      EQUIPMENT...............                     2,599
                                              ----------
TIRE AND RUBBER - 0.36%
Goodyear Tire & Rubber
  Company.....................      87,000         3,991
                                              ----------
    TOTAL TIRE AND RUBBER.....                     3,991
                                              ----------
    TOTAL CONSUMER
      CYCLICALS...............                    62,770
                                              ----------
INTERMEDIATE GOODS & SERVICES - 23.90%
CHEMICALS - 2.82%
ARCO Chemical Company.........      60,000         2,865
Dow Chemical..................      40,000         3,110
E.I. DuPont de Nemours &
  Company.....................      47,000         4,359
Eastman Chemical Company......     101,775         5,369
FMC Corporation (non-income
  producing)..................     178,200        13,120
Olin Corporation..............      60,000         2,550
                                              ----------
    TOTAL CHEMICALS...........                    31,373
                                              ----------
FOREST PRODUCTS - 2.10%
Boise Cascade Corporation.....     110,000         3,410
Georgia-Pacific Corporation...      50,000         3,750
International Paper Company...      80,000         3,420
Louisiana Pacific
  Corporation.................     111,400         2,325
Mead Corporation..............      24,000         1,362
Millenium Chemicals,
  Incorporated................      82,672         1,674
Union Camp Corporation........      77,300         3,768
Weyerhaeuser Company..........      80,000         3,670
                                              ----------
    TOTAL FOREST PRODUCTS.....                    23,379
                                              ----------
METALS - ALUMINUM - 0.49%
Alumax, Incorporated..........      74,800         2,403
Aluminum Company of America...      52,000         3,049
                                              ----------
    TOTAL METALS - ALUMINUM...                     5,452
                                              ----------
NATURAL GAS TRANSMISSION -
  0.43%
Coastal Corporation...........     111,200         4,782
                                              ----------
    TOTAL NATURAL GAS
      TRANSMISSION............                     4,782
                                              ----------
OIL - 12.58%
Amoco Corporation.............     207,700        15,733
Ashland, Incorporated.........      90,000         3,825
Atlantic Richfield
  Corporation.................     145,400        19,266
Chevron Corporation...........      55,000         3,616

                                   Shares        Value
                                 ----------    ----------
                                  (dollars in thousands)
Exxon Corporation.............     117,100    $   10,378
Louisiana Land and Exploration
  Company.....................     113,325         6,445
Mobil Corporation.............      21,500         2,510
Phillips Petroleum Company....     399,300        16,371
Tenneco, Incorporated.........     375,700        18,597
Texaco, Incorporated..........     210,000        21,341
Ultramar Corporation..........     120,000         3,435
Union Pacific Resources Group,
  Incorporated................     267,700         7,362
Union Texas Petroleum
  Holdings, Incorporated......     360,800         7,712
USX-Marathon Group............     150,000         3,281
                                              ----------
    TOTAL OIL.................                   139,872
                                              ----------
OIL SERVICE - 0.59%
Baker Hughes, Incorporated....     185,200         6,598
                                              ----------
    TOTAL OIL SERVICE.........                     6,598
                                              ----------
TRANSPORTATION - 2.53%
Conrail, Incorporated.........      35,000         3,329
CSX Corporation...............     209,100         9,017
Norfolk Southern
  Corporation.................     145,600        12,977
Ryder Systems, Incorporated...      93,000         2,767
                                              ----------
    TOTAL TRANSPORTATION......                    28,090
                                              ----------
MISCELLANEOUS - INTERMEDIATE GOODS & SERVICES - 2.36%
Browning-Ferris Industries....     129,300         3,394
Dresser Industries,
  Incorporated................     229,800         7,555
Federal-Mogul Corporation.....      96,100         2,150
GATX Corporation..............      70,000         3,343
Mapco, Incorporated...........     224,600         6,991
LTV Corporation...............      67,400           691
USX-US Steel Group............      76,200         2,076
                                              ----------
    TOTAL MISCELLANEOUS -
      INTERMEDIATE GOODS &
      SERVICES................                    26,200
                                              ----------
    TOTAL INTERMEDIATE GOODS &
      SERVICES................                   265,746
                                              ----------
CAPITAL GOODS - 14.27%
AEROSPACE - 8.46%
Allegheny Teledyne,
  Incorporated................     266,323         5,693
Coltec Industries,
  Incorporated (non-income
  producing)..................     465,700         8,033
Harsco Corporation............      55,000         3,513
Lockheed Martin Corporation...     231,994        20,792
Northrop Corporation..........      45,000         3,634
Raytheon Company..............     484,200        23,847
Rockwell International
  Corporation.................      60,000         3,300

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                  Shares        Value
                                ----------    ----------
                                (dollars in thousands)
Textron, Incorporated.........     170,900    $   15,167
Thiokol Corporation...........     149,200         6,248
United Technologies
  Corporation.................      30,000         3,863
                                              ----------
    TOTAL AEROSPACE...........                    94,090
                                              ----------
ELECTRICAL EQUIPMENT - 1.86%
General Electric
  Corporation.................       7,700           745
Honeywell, Incorporated.......      91,200         5,666
ITT Industries,
  Incorporated................     208,800         4,855
Sunbeam-Oster Company.........     201,100         4,952
Westinghouse Electric
  Corporation.................     260,700         4,464
                                              ----------
    TOTAL ELECTRICAL
      EQUIPMENT...............                    20,682
                                              ----------
ELECTRONICS - INDUSTRIAL - 0.40%
Advanced Micro Devices........     135,000         2,396
Lam Research Corporation......      30,000           731
Teradyne, Incorporated........      85,200         1,353
                                              ----------
    TOTAL ELECTRONICS -
      INDUSTRIAL..............                     4,480
                                              ----------
MACHINERY - 0.93%
Caterpillar Tractor Company...      17,900         1,228
Deere and Company.............      90,000         3,758
Tecumseh Products Company.....      94,400         5,310
                                              ----------
    TOTAL MACHINERY...........                    10,296
                                              ----------

                                  Shares        Value
                                ----------    ----------
                                (dollars in thousands)
OFFICE EQUIPMENT - 2.62%
Apple Computer,
  Incorporated................      47,700    $    1,097
International Business
  Machines Corporation........      54,400         7,018
Storage Tech Group............      92,400         3,939
Xerox Corporation.............     369,200        17,122
                                              ----------
    TOTAL OFFICE EQUIPMENT....                    29,176
                                              ----------
    TOTAL CAPITAL GOODS.......                   158,724
                                              ----------
    TOTAL COMMON
      STOCK...................                 1,079,730
                                              ----------

                                       Par
                                    Amount
                                  ----------
SHORT-TERM INVESTMENTS (NOTE A) - 3.07%
Bank Brussells Lambert
  Eurodollar TD, 6.00%, Due
  11/1/1996...................  $   14,112        14,112
Bank of Tokyo-Mitsubishi,
  Limited, YCD, 5.60%, Due
  11/14/1996..................      20,000        20,000
                                              ----------
    TOTAL SHORT-TERM
      INVESTMENTS.............                    34,112
                                              ----------
TOTAL INVESTMENTS - 100.15%
  (COST $880,481).............                 1,113,842
                                              ----------
LIABILITIES, NET OF OTHER
  ASSETS - (0.15%)............                    (1,685)
                                              ----------
TOTAL NET ASSETS - 100%.......                $1,112,157
                                              ==========

---------------

Based on the cost of investments of $882,056 for federal income tax purposes at October 31, 1996, the aggregate gross unrealized appreciation was $250,652, the aggregate gross unrealized depreciation was $18,866, and the net unrealized appreciation of investments was $231,786.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

ADR - American Depositary Receipt
AG - Company
PLC - Public Limited Corporation
SA - Company
TD - Time Deposit
YCD - Yankee Certificate of Deposit

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                               Shares          Value
                              ---------     -----------
                              (dollars in thousands)
AUSTRALIA COMMON STOCK - 5.25%
Australia & New Zealand
  Banking Group..............   799,577     $     4,673
Brambles Industries,
  Limited....................   192,200           3,186
Burns Philip & Company,
  Limited....................   400,000             634
CSR, Limited.................   460,000           1,547
Coles Myer Limited
  Australian.................   361,000           1,320
GIO Australia Holdings,
  Limited....................   470,271           1,212
Goodman Fielder Limited...... 1,150,000           1,350
News Corporation, Limited....   210,000           1,196
News Corporation Preferred
  Rights.....................   155,000             682
Pacific Dunlop, Limited......   401,000             890
Pioneer International,
  Limited....................   860,000           2,292
QBE Insurance Group,
  Limited....................   429,197           2,274
                                               --------
    TOTAL AUSTRALIA COMMON
      STOCKS.................                    21,256
                                               --------
AUSTRIA COMMON STOCKS - 1.22%
Boehler-Uddeholm.............    27,500           2,057
Evn Energie-Versorgung
  Niederroesterreich AG......     3,960             537
Mayr-Melnhof Karton AG.......    16,000             786
VA Technologie AG............    11,000           1,539
                                               --------
    TOTAL AUSTRIA COMMON
      STOCKS.................                     4,919
                                               --------
BELGIUM COMMON STOCKS - 0.88%
Arbed, SA (non-income
  producing).................     2,200             258
GIB Holdings, Limited, NPV...    14,800             624
Groupe Bruxelles Lambert,
  SA.........................    11,759           1,461
Solvay Et Cie, NPV...........     2,000           1,197
                                               --------
    TOTAL BELGIUM COMMON
      STOCKS.................                     3,540
                                               --------
CANADA COMMON STOCKS - 2.61%
Anderson Exploration
  Limited....................   115,000           1,338
Bank of Nova Scotia..........    62,439           1,967
Canadian Imperial Bank of
  Commerce...................    60,000           2,494
IMASCO, Limited..............   119,000           2,764
Noranda, Incorporated........    62,500           1,375
Wascana Energy, Incorporated
  (non-income producing).....    60,000             631
                                               --------
    TOTAL CANADA COMMON
      STOCKS.................                    10,569
                                               --------
DENMARK COMMON STOCKS - 1.07%
Den Danske Bank..............    16,000           1,148

                               Shares          Value
                              ---------      --------
                               (dollars in thousands)
Novo Nordisk AS "B"..........     8,000     $     1,332
Unidanmark AS, "A"...........    40,000           1,845
                                               --------
    TOTAL DENMARK COMMON
      STOCKS.................                     4,325
                                               --------
FINLAND COMMON STOCKS - 2.78%
Enso-Gutzeit OY..............   170,000           1,332
Huhtamaki Group I Free.......    28,100           1,222
Merita Bank, Limited.........   785,000           2,321
Metsa-Serla OY...............   100,000             695
Nokia OY "A".................    55,700           2,574
UPM-Kymmene OY...............   152,500           3,096
                                               --------
    TOTAL FINLAND COMMON
      STOCKS.................                    11,240
                                               --------
FRANCE COMMON STOCKS - 8.20%
Adecco SA....................     3,855           1,093
Alcatel Alsthom CG...........    20,000           1,707
Assurances Generales de
  France.....................    11,850             350
Axa SA.......................    18,542           1,159
Banque Nationale de Paris....    66,213           2,480
Bongrain SA..................     1,870             758
Credit Lyonnais-CDI (non-
  income producing)..........     9,100             249
Elf Aquitaine SA.............    67,300           5,386
Groupe Danone................     8,950           1,226
La Farge-Coppee SA...........    63,323           3,803
La France SA.................     9,000           2,229
Pechiney SA..................    18,800             808
Peugot SA....................    11,000           1,148
Rhone-Poulenc "A"............    50,000           1,483
Sa Des Galeries Lafayette....       162              58
Saint Gobain.................    11,234           1,517
Thomson CSF..................    10,900             340
Total Petroleum Company "B"..    43,954           3,441
Usinor Sacilor...............   170,000           2,524
Valeo SA.....................    23,600           1,417
                                               --------
    TOTAL FRANCE COMMON
      STOCKS.................                    33,176
                                               --------
GERMANY - 5.73%
PREFERRED STOCK - 1.18%
Herlitz AG...................     8,947             984
RWE AG.......................    42,000           1,420
Spar Handels AG..............    25,600             316
Volkswagen AG................     6,800           2,065
                                               --------
    TOTAL GERMANY PREFERRED
      STOCKS.................                     4,785
                                               --------
COMMON STOCKS - 4.55%
BASF AG......................    49,000           1,567
BAYER AG.....................   150,625           5,694
Commerzbank AG...............    40,000             897
Deutsche Bank AG.............    30,000           1,395

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                               Shares          Value
                              ---------      --------
                               (dollars in thousands)
Hoechst AG...................    16,000     $       603
Karstadt AG..................     6,500           2,371
Mannesmann AG................     1,840             717
Muenchener Rueckversicherungs
  AG.........................       300             585
Muenchener Rueckversicherungs
  AG - Reg...................       137             332
Muenchener Rueckversicherungs
  AG - Warrants..............        37               8
Varta AG (non-income
  producing).................     1,520             277
Veba AG......................    54,200           2,895
Volkswagen AG................     2,650           1,050
                                               --------
    TOTAL GERMANY COMMON
      STOCKS.................                    18,391
                                               --------
    TOTAL GERMANY............                    23,176
                                               --------
HONG KONG COMMON STOCK - 5.60%
Cheung Kong Holdings,
  Limited....................   235,000           1,884
Dickson Concepts
  (International) Limited....   360,000           1,201
Hang Lung Development
  Company, Limited...........   710,000           1,405
Hong Kong Electric
  Holdings...................   292,900             938
Hong Kong Land (SGD).........   515,000           1,148
Hong Kong Telecommunications,
  Limited.................... 1,432,400           2,529
HSBC Holdings, Limited.......   114,500           2,332
Hutchinson Whampoa, Limited..   200,000           1,397
Jardine Matheson Holdings,
  Limited....................   575,800           3,253
National Mutual Of Asia,
  Limited.................... 1,700,000           1,429
New World Development
  Company, Limited...........   507,000           2,951
Peregrine Investments
  Holdings, Limited..........   550,000             886
Peregrine Investmens
  Holdings, Limited
  Warrants...................    55,000              10
South China Morning Post
  (Holdings), Limted......... 1,100,000             939
Sun Hung Kai Properties,
  Limited....................       100               1
Swire Pacific Limited "A"....    40,000             353
                                               --------
    TOTAL HONG KONG COMMON
      STOCKS.................                    22,656
                                               --------
IRELAND COMMON STOCKS - 0.57%
Jefferson Smurfit............   851,542           2,301
                                               --------
    TOTAL IRELAND COMMON
      STOCKS.................                     2,301
                                               --------
ITALY - 2.55%
PREFERRED STOCK - 0.19%
Concessioni E Costruzioni
  Autostrade.................   525,000             777
                                               --------
    TOTAL ITALY PREFERRED
      STOCK..................                       777
                                               --------

                               Shares          Value
                              ---------      --------
                               (dollars in thousands)
COMMON STOCKS - 2.36%
Danieli Group Risp...........   473,960     $     1,507
Fiat SPA.....................   600,000           1,605
Olivetti Ing C, & Co.........   940,000             273
Sasib SPA....................   500,000             866
STET Risp Non Convertible....   550,000           1,901
Telecom Italia, SPA..........   250,000             557
Telecom Italia, SPA Non
  Convertible Risp...........   100,000             191
Sta Finanziaria Telefonica
  Torino..................... 1,000,000           2,664
                                               --------
    TOTAL ITALY COMMON
      STOCKS.................                     9,564
                                               --------
    TOTAL ITALY..............                    10,341
                                               --------
JAPAN COMMON STOCKS - 11.74%
Aisin Seiki Company,
  Limited....................    87,000           1,262
Bridgestone Corporation......    54,000             912
Canon, Incorporated..........    70,000           1,342
Chudenko Corporation.........    19,000             583
Daibiru Corporation..........   100,000           1,134
Daicel Chemical..............   120,000             608
Daikin Industries............    70,000             665
Dainippon Ink & Chemical.....    57,000             244
Daiwa House Industry Company,
  Limited....................   103,000           1,431
East Japan Railway Company...       270           1,242
Fuji Photo Film..............   150,000           4,312
Hitachi Koki Company,
  Limited....................    70,000             588
Hitachi, Limited.............   305,000           2,708
KAO Corporation..............   146,000           1,720
Kirin Brewery Company,
  Limited....................    37,000             381
Matsushita Electric
  Industrial Company.........    75,000           1,200
MOS Food Services............    79,000           1,653
Nichicon Corporation.........   114,000           1,423
Nichido Fire & Marine
  Insurance..................   240,000           1,498
Nintendo Company, Limited....    37,300           2,387
Nippon Fire And Marine
  Insurance..................   287,000           1,514
Nippon Telegraph & Telephone
  Corporation................       143           1,000
Promise Company, Limited.....    39,000           1,821
Ryosan Company...............    12,000             273
Sekisui Chemical Company,
  Limited....................   227,000           2,535
Sony Corporation.............    51,800           3,111
Sumitomo Marine & Fire
  Insurance..................   255,000           1,829

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                               Shares          Value
                              ---------      --------
                               (dollars in thousands)
Sumitomo Rubber Industries...   220,000     $     1,559
Suzuki Motor Company,
  Limited....................   167,000           1,703
TDK Corporation..............    21,000           1,233
Toyo Seikan Kaisha...........    58,000           1,836
Yodogawa Steel Works.........   274,000           1,783
                                               --------
    TOTAL JAPAN COMMON
      STOCKS.................                    47,490
                                               --------
MEXICO COMMON STOCKS - 0.13%
Alfa, SA.....................   125,000             513
                                               --------
    TOTAL MEXICO COMMON
      STOCKS.................                       513
                                               --------
MALAYSIA COMMON STOCKS - 1.19%
Arab Malaysian Finance.......   390,000           2,099
Golden Hope Plantations
  BHD........................    17,000              29
Kedah Cement Holdings BHD....   636,000           1,178
Malaysian International
  Shipping Corporation BHD...   505,666           1,511
                                               --------
    TOTAL MALAYSIA COMMON
      STOCKS.................                     4,817
                                               --------
NETHERLANDS COMMON STOCKS - 7.91%
ABN AMRO Holdings NV.........    79,145           4,476
Aegon NV.....................    40,000           2,036
Akzo Nobel NV................    44,775           5,645
Fortis Amev NV...............    76,054           2,274
Hollandsche Beton Groep NV...    17,104           3,176
Internationale Nederlanden
  Groep NV...................   214,570           6,693
Koninklijke Bijenkorf Beheer
  NV.........................    14,000             978
Phillips Electronics.........    96,500           3,403
Royal PTT Nederland NV.......    49,480           1,791
Unilever NV..................    10,000           1,521
                                               --------
    TOTAL NETHERLANDS COMMON
      STOCKS.................                    31,993
                                               --------
                                    Par
                                 Amount
                              ---------
NEW ZEALAND - 1.21%
FOREIGN BONDS - 0.01%
Brierley Investments Limited
  Subordinated Convertible
  9%, Due 6/30/1998.......... $      63              53
                                               --------
    TOTAL NEW ZEALAND
      BONDS..................                        53
                                               --------
COMMON STOCK - 1.20%

                                 Shares
                              ---------
Brierley Investments,
  Limited.................... 1,400,000           1,277
Fisher & Paykel, Limited.....   210,000             768
Fletcher Challenge Paper.....   382,500             693
Fletcher Challenge
  Building...................   775,250           2,100
                                               --------
    TOTAL NEW ZEALAND COMMON
      STOCKS.................                     4,838
                                               --------
    TOTAL NEW ZEALAND........                     4,891
                                               --------

                               Shares          Value
                              ---------      --------
                               (dollars in thousands)
NORWAY COMMON STOCKS - 3.07%
Den Norsk Bank Series A......   565,000     $     1,879
Hafslund AS, Series B........    99,500             734
Kvaerner Industries AS.......    49,789           1,882
Norsk Hydro AS...............    40,000           1,845
Nycomed AS, Series B.........   270,500           3,649
Saga Petroleum, Series B
  Free.......................   100,000           1,569
Unitor AS....................    80,000             878
                                               --------
    TOTAL NORWAY COMMON
      STOCKS.................                    12,436
                                               --------
SINGAPORE COMMON STOCKS - 0.48%
Inchcape Berhad..............   175,000             569
Neptune Orient Lines.........   300,000             251
Sembawang Corporation........   258,000           1,108
                                               --------
    TOTAL SINGAPORE COMMON
      STOCKS.................                     1,928
                                               --------
SPAIN COMMON STOCKS - 4.15%
Banco Espana Credito SA......     7,000              44
Banco Popular Espanol........     7,000           1,339
Banco Santander SA...........    50,000           2,569
Iberdrola SA.................   350,357           3,724
Repsol SA (BR)...............    77,000           2,516
Telefonica de Espana.........   297,000           5,964
Uralita (non-income
  producing).................    79,250             622
                                               --------
    TOTAL SPAIN COMMON
      STOCKS.................                    16,778
                                               --------
SWEDEN COMMON STOCKS - 4.10%
Assidoman AB.................    48,000           1,188
Astra AB, "B" Free...........    48,000           2,194
Electrolux AB "B"............    43,000           2,397
Esselte AB, Class "A"........     2,000              44
Esselte AB, Class "B"........    17,000             381
Fastighets AB Tornet.........     9,170             117
Marieberg Tidnings...........    77,267           1,883
Nordbanken AS................    28,500             751
Skandia Forsakrings AB.......    23,100             649
SKF AB, "B" Free.............    55,000           1,219
Sparbanken Sverige AB "A"....    91,700           1,453
Stora Kopparsbergs Bergslags,
  "A"........................    42,100             552
Stora Kopparsbergs Bergslags,
  "B"........................    25,800             332
Svedala Industries, "A"
  Free.......................    80,000           1,255
Svenska Cellulosa, "B"
  Free.......................    59,000           1,240
Svenska Handelsbanken, "A"...     3,200              79

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                               Shares          Value
                              ---------      --------
                               (dollars in thousands)
Volvo AB.....................    40,000     $       832
                                               --------
    TOTAL SWEDEN COMMON
      STOCKS.................                    16,566
                                               --------
SWITZERLAND COMMON STOCKS - 6.69%
BBC AG Series "A"............     1,100           1,365
Ciba-Geigy AG................     5,000           6,185
Distefora Holding AG.........    16,400             216
Forbo Holding AG-R...........     2,000             798
Gerbrueder Sulzer AG.........     1,800           1,028
Holderbank Financial
  Glarus-B...................     1,350             938
Nestle SA....................     3,800           4,145
Schindler Holding AG.........       840             860
Schindler Holding AG
  Warrants...................       300               1
SGS Holding SA (Reg).........     4,200           1,792
SIG AG.......................     1,540           3,707
SGS Holding SA (BR)..........       240             547
Sulzer AG....................     4,365           2,323
Swiss Reinsurance Company....     2,925           3,151
                                               --------
    TOTAL SWITZERLAND COMMON
      STOCKS.................                    27,056
                                               --------
UNITED KINGDOM COMMON STOCKS - 11.80%
Albert Fisher Group, PLC.....   262,500             171
Associated British Foods
  Group, PLC.................    62,000             426
Barclays, PLC................    27,900             438
Barratt Developments, PLC....   350,000           1,456
BAT Industries, PLC..........   490,000           3,415
British Gas..................   550,000           1,715
British Telecommunications...   409,000           2,368
BTR, PLC.....................   450,000           1,887
Burton Group, PLC............   335,000             814
Coats Viyella, PLC...........   700,000           1,744
Commercial Union, PLC........   172,500           1,822
English China Claylord
  Group......................   134,022             410
Grand Metropolitan, PLC......   303,742           2,293
Hanson, PLC..................   620,000             815
Hillsdown Holdings, PLC......   830,000           2,372
Hyder, PLC...................   164,000           1,891
Imperial Tobacco Group.......    62,000             362
Kwik Save Group, PLC.........   136,200             706
London Pacific Group, PLC....   130,000             494
National Power, PLC..........    50,000             331
National Westminster Bank,
  PLC........................   119,100           1,361
Northern Foods, PLC..........   300,000             972
Peninsular & Orient Steam
  Company....................    41,800             411
PowerGen, PLC................   249,990           2,076
Reckitt & Coleman, PLC.......   171,679           1,988
Redland, PLC.................   220,000           1,508
Rolls Royce, PLC.............   107,600             445
Royal & Sun Alliance
  Insurance Group............   205,000           1,407

                               Shares          Value
                              ---------      --------
                               (dollars in thousands)
Safeway, PLC.................   309,677     $     1,838
Salvesen, (Christian), PLC...   290,000           1,504
Shell Transportation &
  Trading, PLC...............    45,000             738
Southern Electric, PLC.......    55,900             586
Tate & Lyle, PLC.............   105,000             816
Tesco, PLC...................   340,173           1,842
Thames Water Group, PLC......   129,800           1,172
Unilever, PLC................   120,000           2,523
WPP Group, PLC...............   169,500             629
                                               --------
    TOTAL UNITED KINGDOM
      COMMON STOCKS..........                    47,746
                                               --------
FOREIGN SECURITIES DENOMINATED IN U.S. DOLLARS - 1.15%
Dairy Farm International.....   908,000             549
G P Batteries International
  Limited....................   137,000             397
G P Batteries Warrants
  Expiration 11/15/2000......    34,250              26
Jardine Strategic............   920,000           2,999
Millenium Chemicals
  Incorporated...............     8,857             179
Telmex ADR...................    17,000             519
                                               --------
    TOTAL FOREIGN SECURITIES
      DENOMINATED IN U.S.
      DOLLARS................                     4,669
                                               --------
UNITED STATES - 6.14%
FOREIGN BONDS - 0.12%

                                    Par
                                 Amount
                              ---------
New World China Convertible
  Bond, 4.00%, Due
  12/31/1999................. $     481             481
                                               --------
    TOTAL UNITED STATES
      FOREIGN BONDS..........                       481
                                               --------
UNITED STATES GOVERNMENT OBLIGATIONS (NOTE B) - 6.02%
U. S. Treasury Bill, 5.01%,
  Due 11/7/1996..............     5,011           5,006
U. S. Treasury Bill, 5.02%,
  Due 11/14/1996.............     6,411           6,398
U. S. Treasury Bill, 5.05%,
  Due 11/21/1996.............       581             579
U. S. Treasury Bill, 5.16%,
  Due 11/29/1996.............     4,587           4,569
U. S. Treasury Bill, 4.92%,
  Due 12/5/1996..............       962             957
U. S. Treasury Bill, 5.12%,
  Due 12/12/1996.............       401             399
U. S. Treasury Bill, 4.83%,
  Due 12/26/1996.............       302             300

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                 Par
                               Amount          Value
                              ---------     -----------
                              (dollars in thousands)
U. S. Treasury Bill, 4.92%,
  Due 1/2/1997............... $      10     $        10

U. S. Treasury Bill, 4.94%,
  Due 1/9/1997...............     6,174           6,114
                                            -----------
    TOTAL UNITED STATES U S
      GOVERNMENT BONDS.......                    24,332
                                            -----------
TOTAL UNITED STATES..........                    24,813
                                            -----------
TOTAL INVESTMENTS -
  96.22% (COST $335,924).....                   389,195
                                            -----------
OTHER ASSETS, NET OF
  LIABILITIES - 3.78%........                    15,301
                                            -----------
TOTAL NET ASSETS - 100%......               $   404,496
                                            ===========

---------------

(A) Based on the cost of investments of $336,065 for federal income tax purposes at October 31, 1996, the aggregate gross unrealized appreciation was $66,481, the aggregate gross unrealized depreciation was $13,351, and the net unrealized appreciation of investments was $53,130.
(B) Rates associated with United States Government Bonds represent yield to maturity from time of purchase.

ABBREVIATIONS:

ADR - American Depository Receipt
AB - Company (Sweden)
AG - Company (Switzerland, Germany)
AS - Company (Denmark, Norway)
BHD - Berhard (Malaysia)
BR - Bearer (Spain, Switzerland)
CG - Company General (France)
HG - Holding (Switzerland)
NPV - No Par Value (Belgium)
NV - Company (Netherlands)
ORD - Ordinary (Netherlands, France, Australia)
OY - Company (Sweden)
PLC - Public Limited Corporation (UK, Hong Kong)
SA - Company (Switzerland, Spain, Mexico, France, Belgium)
SGD - Singapore Dollars (Hong Kong)
SPA - Company (Italy)
VZA - Vorzugsaktie - Preferred (Germany)

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
INDUSTRY DIVERSIFICATION
October 31, 1996
--------------------------------------------------------------------------------

                                                                                    Percent of
                                                                                    Net Assets
                                                                                    ----------
Basic Industry....................................................................     31.49%
Capital Goods.....................................................................      9.60%
Consumer Goods & Services.........................................................     19.59%
Energy............................................................................      4.42%
Financing, Insurance & Real Estate................................................     20.13%
Short Term Investments............................................................      6.02%
Transportation....................................................................      0.85%
Utilities.........................................................................      4.23%
          Other Assets/Liabilities................................................      3.67%
                                                                                      ------
          NET ASSETS..............................................................    100.00%
                                                                                      ======

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST LIMITED-TERM INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Par
                                  Amount        Value
                                ----------     --------
                                (dollars in thousands)
CERTIFICATES OF DEPOSIT - 5.24%
Advanta National Bank CD,
  6.43%, Dated 4/30/1996, Due
  4/30/1998.................... $    9,000     $  9,078
                                               --------
    TOTAL CERTIFICATES OF
      DEPOSIT..................                   9,078
                                               --------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS - 54.20%
Federal Home Loan Mortgage
  Corporation, 1647 PE, 6.00%,
  Due 8/15/2006................      7,535        7,470
Federal Home Loan Mortgage
  Corporation, M H-1 A REMIC,
  10.15%, Due 4/15/2006........        173          174
Government National Mortgage
  Association, Pool #780285,
  9.50%, Due 12/15/2017........     24,250       26,367
Government National Mortgage
  Association, Pool #780426,
  9.50%, Due 11/15/2017........     26,257       28,549
Government National Mortgage
  Association, Pool #780173,
  9.50%, Due 12/15/2019........     12,324       13,386
Government National Mortgage
  Association, Pool #780010,
  9.50%, Due 3/15/2023.........     12,001       13,040
U.S. Treasury Notes, 5.75%, Due
  8/15/2003....................      5,000        4,869
                                               --------
    TOTAL U.S. GOVERNMENT &
      AGENCY OBLIGATIONS.......                  93,855
                                               --------
CORPORATE OBLIGATIONS - 20.60%
INDUSTRIAL - 9.39%
Cox Communications,
  Incorporated 6.94%, Due
  10/1/2001....................      8,000        8,096
Philip Morris, Incorporated
  7.25%, Due 9/15/2001.........      8,000        8,168
                                               --------
    TOTAL INDUSTRIAL...........                  16,264
                                               --------
BANK FUNDING - 11.21%
Ford Motor Credit Corporation,
  5.75%, Due 1/25/2001.........      8,000        7,775
Smith Barney Holdings, 5.875%,
  Due 2/01/2001................      5,000        4,874

                                   Par
                                  Amount        Value
                                ----------     --------
                                (dollars in thousands)
Southtrust Bank Of Alabama,
  5.58%, Due 2/6/2006, Puttable
  2001, Dated 2/6/1996......... $    7,000     $  6,768
                                               --------
    TOTAL BANK FUNDING.........                  19,417
                                               --------
    TOTAL CORPORATE
      OBLIGATIONS..............                  35,681
                                               --------
ASSET-BACKED SECURITIES - 5.94%
Case Equipment Loan Trust,
  Series 1993-B, 5.10%, Due
  5/15/1999....................      2,241        2,221
Corestates 1996-1, 6.75%, Due
  2/15/2005....................      8,000        8,065
                                               --------
    TOTAL ASSET-BACKED
      SECURITIES...............                  10,286
                                               --------
NON-AGENCY MORTGAGE BACKED OBLIGATIONS - 13.37%
Collateralized Mortgage
  Obligation Trust, 56 A,
  9.00%, Due 5/1/2014..........        194          200
Residential Funding Securities
  Corporation, 1995-1 KS1,
  6.7125%, Due 6/25/2025.......      3,872        3,892
Resolution Trust Corporation,
  1992-MH3 B1, 7.25%, Due
  12/15/2011...................      7,301        7,347
Resolution Trust Corporation,
  1992-7 A3, 6.97312%, Due
  3/25/2022....................      2,784        2,755
Resolution Trust Corporation,
  1992-6 A 3, 6.97312%, Due
  3/25/2022....................      2,767        2,806
Resolution Trust Corporation,
  1992-1 A1, 6.3860%, Due
  5/25/2028....................      2,983        3,017
Resolution Trust Corporation,
  1992-4 A2, 6.2696%, Due
  7/25/2028....................      3,086        3,132
                                               --------
    TOTAL NON-AGENCY MORTGAGE
      BACKED OBLIGATIONS.......                  23,149
                                               --------
SHORT-TERM INVESTMENTS
  (NOTE A) - 1.40%
Bank Brussels Lambert, Euro TD,
  5.5625%, Due 11/1/1996.......      2,430        2,430
                                               --------
    TOTAL SHORT-TERM
      INVESTMENTS..............                   2,430
                                               --------
TOTAL INVESTMENTS - 100.75%
  (COST $173,958)..............                 174,479
                                               --------
LIABILITIES, NET OF OTHER
  ASSETS - (0.75%).............                  (1,302)
                                               --------
TOTAL NET ASSETS - 100%........                $173,177
                                               =========

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST LIMITED-TERM INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

Based on the cost of investments of $173,958 for federal income tax purposes at October 31, 1996, the aggregate gross unrealized appreciation was $927, the unrealized depreciation was $406, and the net unrealized appreciation of investments was $521.

(A) Rates associated with short-term investments represent yield to maturity.

ABBREVIATIONS:

CD - Certificate of Deposit
REMIC - Real Estate Mortgage Investment Conduit
TD - Time Deposit

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                 Par
                                Amount         Value
                              ----------     ----------
                               (dollars in thousands)
EURODOLLAR TIME DEPOSITS (NOTE A) - 9.16%
Bank Brussels Lambert, 6.00%,
  Due 11/1/1996.............. $   85,000     $   85,000
Fuji Bank, 5.84375%, Due
  11/1/1996..................     57,000         57,000
Skandinaviska Enskilda
  Banken, 5.75%, Due
  11/1/1996..................     19,662         19,662
                                             ----------
    TOTAL EURODOLLAR TIME
      DEPOSITS...............                   161,662
                                             ----------
CERTIFICATES OF DEPOSIT (NOTE A) - 22.61%
FOREIGN BANKS - 21.25%
Banca CRT S.p.A., New York,
  Variable Rate, 5.65625%,
  Due 3/10/1997..............     75,000         75,000
Industrial Bank of Japan, New
  York, Variable Rate,
  5.50219%, Due 8/27/1997 ...     25,000         25,000
Industrial Bank of Japan, New
  York, Variable Rate, 5.54%,
  Due 8/5/1997...............     80,000         80,000
Postipankki, Limited, New
  York, Variable Rate Demand,
  5.5225%, Due 9/26/1997
  (Note C)...................     90,000         90,000
Sanwa Bank, Limited, New
  York, Variable Rate,
  5.59594%, Due 2/6/1997.....     72,000         72,000
Sanwa Bank, Limited, New
  York, Variable Rate,
  5.49219%, Due 2/27/1997....     33,000         33,000
                                             ----------
    TOTAL FOREIGN BANKS......                   375,000
                                             ----------
DOMESTIC BANKS - 1.36%
Banco Popular de Puerto Rico,
  Variable Rate, 5.725%, Due
  4/4/1997 (Note B)..........     24,000         24,000
                                             ----------
    TOTAL DOMESTIC BANKS.....                    24,000
                                             ----------
    TOTAL CERTIFICATES OF
      DEPOSIT................                   399,000
                                             ----------
PROMISSORY NOTES (NOTES A AND C) - 16.71%
Goldman Sachs Group L.P.,
  Variable Rate Demand,
  5.57547%, Due 4/4/1997.....     18,000         18,000
Goldman Sachs Group L.P.,
  Variable Rate Demand,
  5.50516%, Due 4/18/1997....     50,000         50,000
Goldman Sachs Group L.P.,
  Variable Rate Demand,
  5.50516%, Due
  4/18/1997..................     12,000         12,000

                                 Par
                                Amount         Value
                              ----------     ----------
                               (dollars in thousands)
Goldman Sachs Group L.P.,
  Variable Rate Demand,
  5.46219%, Due
  5/19/1997.................. $   25,000     $   25,000
Heller Financial,
  Incorporated, Variable Rate
  Demand, 5.75%, Due
  12/20/1996.................     65,000         65,000
Heller Financial,
  Incorporated, Variable Rate
  Demand, 5.63125%, Due
  1/27/1997..................     10,000         10,000
Heller Financial,
  Incorporated, Variable Rate
  Demand, 5.705%, Due
  3/11/1997..................     25,000         25,000
Jackson National Life
  Insurance FA #F-1041-1,
  Variable Rate Demand,
  5.57078%, Due 9/2/1997.....     90,000         90,000
                                             ----------
    TOTAL PROMISSORY NOTES...                   295,000
                                             ----------
BANK NOTES (NOTE A) - 5.44%
Advanta Bank USA, Variable
  Rate, 5.66125%, Due
  1/9/1997...................     25,000         25,000
Advanta Bank USA, Variable
  Rate, 5.65625%, Due
  7/15/1997..................     25,000         24,999
Advanta National Bank,
  Variable Rate, 5.825%, Due
  4/4/1997 ..................     11,000         11,000
Advanta National Bank,
  Variable Rate, 5.73125%,
  Due 4/10/1997..............     10,000         10,001
Advanta National Bank,
  Variable Rate, 5.825%, Due
  10/1/1997..................     25,000         25,000
                                             ----------
    TOTAL BANK NOTES.........                    96,000
                                             ----------
COMMERCIAL PAPER (NOTE A) - 7.70%
Aristar, Incorporated, 5.42%,
  Due 11/14/1996.............      9,175          9,157
Aristar, Incorporated, 5.44%,
  Due 11/14/1996.............     35,000         34,932
BanPonce Financial
  Corporation, 5.52%, Due
  11/14/1996.................     12,000         11,976
Finova Capital Corporation,
  5.33%, Due 11/14/1996......     10,000          9,981
Finova Capital Corporation,
  5.33%, Due 11/14/1996......     50,000         49,904
Finova Capital Corporation,
  5.34%, Due 11/14/1996......     20,000         19,962
                                             ----------
    TOTAL COMMERCIAL PAPER...                   135,912
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                 Par
                                Amount         Value
                              ----------     ----------
                               (dollars in thousands)
VARIABLE RATE MEDIUM-TERM NOTES
  (NOTE A) - 37.85%
American Honda Finance
  Corporation, 144A,
  5.53125%, Due 1/27/1997.... $   70,000     $   69,992
American Honda Finance
  Corporation, 144A,
  5.58078%, Due 2/7/1997.....     10,000         10,000
Bank of Boston Corporation,
  5.56125%, Due 1/24/1997....     50,000         50,000
Bank of Boston Corporation,
  5.55125%, Due 1/24/1997....     15,000         15,000
Bank of Boston Corporation,
  5.55125%, Due 1/29/1997....      5,000          5,000
BanPonce Corporation,
  5.91250%, Due 2/3/1997.....     40,000         40,019
BanPonce Financial
  Corporation, 6.0125%, Due
  11/25/1996.................      5,000          5,001
BanPonce Financial
  Corporation, 6.0625%, Due
  1/7/1997...................     10,000         10,007
Bear Stearns Companies,
  Incorporated, 5.55469%, Due
  1/17/1997..................     25,000         25,000
CS First Boston,
  Incorporated, 144A,
  5.53906%, Due 5/11/1997....     58,000         58,000
General Motors Acceptance
  Corporation, Variable Rate
  Demand, 5.50%, Due
  2/23/1998 (Note D).........     70,000         70,000
                                 Par
                                Amount         Value
                              ----------     ----------
                               (dollars in thousands)
General Motors Acceptance
  Corporation, Variable Rate
  Demand, 5.48734%, Due
  10/22/1998 (Note D)........ $   25,000     $   25,000
Merrill Lynch & Company,
  Incorporated, 5.50906%, Due
  2/12/1997..................     30,000         30,000
Salomon Incorporated,
  5.73125%, Due 10/31/1997...     95,000         95,000
Sanwa Business Credit
  Corporation, 144A,
  5.62125%, Due 1/10/1997....     25,000         25,000
Sanwa Business Credit
  Corporation, 144A,
  5.62125%, Due 1/10/1997....     25,000         25,000
Sanwa Business Credit
  Corporation, 144A,
  5.61906%, Due 2/10/1997....     10,000          9,999
Sanwa Business Credit
  Corporation, 144A,
  5.65203%, Due 3/4/1997.....     20,000         19,996
Sears Roebuck Acceptance
  Corporation, 5.51078%, Due
  10/2/1997..................     80,000         80,000
                                             ----------
    TOTAL VARIABLE RATE
      MEDIUM-TERM NOTES......                   668,014
                                             ----------
TOTAL INVESTMENTS - 99.47%
  (COST $1,755,588)..........                 1,755,588
                                             ----------
OTHER ASSETS, NET OF
  LIABILITIES - 0.53%........                     9,334
                                             ----------
TOTAL NET ASSETS - 100%......                $1,764,922
                                             ==========

---------------

Based on the cost of investments of $1,755,588 for federal income tax purposes at October 31, 1996, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

(B) Obligation is subject to a same day credit quality put back to issuer.

(C) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(D) Obligation is subject to an unconditional put back to the issuer with thirty calendar days notice.

ABBREVIATION:

L.P. - Limited Partnership

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
COMMERCIAL PAPER (NOTE A) - 4.25%
City of Burlington, Kansas
  Customized Purchase Pollution
  Control Refunding and
  Improvement Revenue Bonds
  Series 1985B, 3.60%, Due
  9/1/2015, LOC Societe
  Generale.....................  $ 1,400     $    1,400
Carbon County Industrial
  Developement Authority
  Resource Recovery Bonds
  (Panther Creek Project)
  Series 1991A, 3.60%, Due
  12/1/2017, LOC National
  Westminster Bank, PLC........      750            750
Toledo, Lucas County, Ohio Port
  Authority Port Facility
  Refunding Revenue Bonds (CSX
  Transportation, Incorporated
  Project) Series 1992, 3.55%,
  Due 12/15/2021, LOC Bank of
  Nova Scotia..................    1,300          1,300
                                             ----------
    TOTAL COMMERCIAL PAPER.....                   3,450
                                             ----------
MUNICIPAL BONDS (NOTE A) - 92.24%
ALABAMA - 4.52%
Birmingham Baptist Medical
  Centers - Alabama Special
  Care Facilities Financing
  Authority Revenue Bonds
  (Senior Living Communities,
  Incorporated Project) Series
  1990A, 3.70%, Due 9/1/2020,
  LOC Fuji Bank, Limited,
  VRDO.........................    3,190          3,190
Birmingham Baptist Medical
  Centers - Alabama Medical
  Clinic Board Revenue Bonds
  (Western Medical System, Inc.
  Project), Series 1990A,
  3.70%, Due 6/1/2028, LOC Fuji
  Bank, Limited, VRDO..........      480            480
                                             ----------
    TOTAL ALABAMA..............                   3,670
                                             ----------
ARIZONA - 2.95%
Industrial Development
  Authority of Apache County,
  Arizona Pollution Control
  Revenue (Tucson Electric
  Power Company) Series 1981B,
  3.65%, Due 10/1/2021, LOC
  Bank of Tokyo-Mitsubishi,
  Limited, VRDO................    2,400          2,400
                                             ----------
    TOTAL ARIZONA..............                   2,400
                                             ----------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
ARKANSAS - 1.48%
Little River County, Arkansas
  Solid Waste Disposal Revenue
  Bonds (Georgia-Pacific
  Corporation Project) Series
  1991, 3.70%, Due 11/1/2026,
  LOC Sumitomo Bank, Limited,
  VRDO.........................  $ 1,200     $    1,200
                                             ----------
    TOTAL ARKANSAS.............                   1,200
                                             ----------
CALIFORNIA - 7.93%
California Pollution Control
  Financing Authority Solid
  Waste Disposal Revenue
  Bonds(Taormina Industries,
  Incorporated Project) Series
  1994B, 3.70%, Due 8/1/2014,
  LOC Sanwa Bank, Limited,
  VRDO.........................    1,000          1,000
California Statewide Community
  Development Authority
  Industrial Development
  Revenue Bonds (Nichirin-Flex
  U.S.A., Incorporated Project)
  Series 1989, 3.55%, Due
  10/1/2004, LOC Dai-Ichi
  Kangyo Bank, Limited, VRDO...    2,500          2,500
County of Sacramento,
  California Revenue Bonds
  Series 1985A, 3.60%, Due
  4/15/2007, LOC Dai-Ichi
  Kangyo Bank, Limited, VRDO...      200            200
County of Sacramento,
  California Revenue Bonds
  Series 1985B, 3.60%, Due
  4/15/2007, LOC Dai-Ichi
  Kangyo Bank, Limited, VRDO...      100            100
Los Angeles County Industrial
  Development Authority (Gary
  A. Bandy), 4.10%, Due
  12/1/2007, LOC Dai-Ichi
  Kangyo Bank, Limited, VRDO...      345            345
Los Angeles County Industrial
  Development Authority
  (Bicara, Limited Project)
  Series 1987A-II, 4.10%, Due
  12/1/2007, LOC Dai-Ichi
  Kangyo Bank, Limited, VRDO...      600            600
Southeast Resource Recovery
  Facilities Authority
  California Lease Revenue
  Bonds Series 1995A, 3.55%,
  Due 12/1/2018, LOC Industrial
  Bank of Japan, Limited,
  VRDO.........................    1,700          1,700
                                             ----------
    TOTAL CALIFORNIA...........                   6,445
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
COLORADO - 2.22%
Adams County, Colorado
  Industrial Development
  Revenue Bonds (City View Park
  Project) Series 1985, 3.60%,
  Due 12/1/2015, LOC Barclays
  Bank PLC, VRDO...............  $ 1,800     $    1,800
                                             ----------
    TOTAL COLORADO.............                   1,800
                                             ----------
CONNECTICUT - 0.25%
Connecticut Development
  Authority Solid Waste
  Disposal Facility Revenue
  Bonds (Exeter Energy Project)
  Series 1989A, 3.60%, Due
  12/1/2019, LOC Sanwa Bank,
  Limited, VRDO................      200            200
                                             ----------
    TOTAL CONNECTICUT..........                     200
                                             ----------
FLORIDA - 6.52%
Broward County, Florida Housing
  Finance Authority Multifamily
  Housing Revenue
  Bonds(Parkview Partnership
  Limited), 3.75%, Due
  12/1/2010, LOC Fuji Bank,
  Limited, VRDO................    1,000          1,000
City of Naples, Florida
  Hospital Revenue Bonds
  (Naples Community Hospital,
  Incorporated Project) Series
  1992, 3.70%, Due 11/1/2022,
  LOC Mellon Bank, N.A.,
  VRDO.........................      100            100
Dade County, Florida Capital
  Asset Acquisition Special
  Obligation Bonds Series 1990,
  3.90%, Due 10/1/2010, LOC
  Sanwa Bank, Limited, VRDO....    1,700          1,700
Lee County, Florida Industrial
  Development Authority Revenue
  Bonds (Christian & Missionary
  Alliance Foundation - Shell
  Point Village Project),
  Series 1985, 3.625%, Due
  4/1/2010, LOC Banque Paribas,
  VRDO.........................    2,500          2,500
                                             ----------
    TOTAL FLORIDA..............                   5,300
                                             ----------
GEORGIA - 6.36%
Clayton County, Georgia Housing
  Authority Multifamily Housing
  Revenue Refunding Bonds
  (Chateau Forest Apartments
  Project) Series 1990E, 3.55%,
  Due 1/1/2021, Bond
  Insurance - Financial
  Security Assurance, VRDO.....      570            570
                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
Industrial Development
  Authority of Cartersville
  (Sekisui Jushi America
  Incorporated Project) Series
  1992, 4.05%, Due 6/1/2012,
  LOC Sanwa Bank, Limited,
  VRDO.........................  $ 1,100     $    1,100
Thomaston-Upson County
  Industrial Development
  Revenue Authority (Yamaha
  Music Manufacturing,
  Incorporated) Series 1988,
  4.05%, Due 8/1/2018, LOC Bank
  of Tokyo-Mitsubishi, Limited,
  VRDO.........................    3,500          3,500
                                             ----------
    TOTAL GEORGIA..............                   5,170
                                             ----------
HAWAII - 0.74%
Hawaii Housing Finance &
  Development Corporation
  (Pohulani Rental Housing
  Development Project) Rental
  Housing System Revenue Bonds
  Series 1990B, 3.60%, Due
  7/1/2025, LOC Industrial Bank
  of Japan, Limited,
  VRDO.........................      500            500
Hawaii State Housing Finance &
  Development Corporation
  Revenue Rental Housing System
  (Kamakee Vista Rental Housing
  Development Project) Series
  1990A, 3.60%, Due 7/1/2025,
  LOC Industrial Bank of Japan,
  Limited, VRDO................      100            100
                                             ----------
    TOTAL HAWAII...............                     600
                                             ----------
ILLINOIS - 3.19%
Illinois Development Finance
  Authority (Illinois Power
  Project) Series 1987D, 3.55%,
  Due 3/1/2017, LOC Bank of
  Tokyo-Mitsubishi, Limited,
  VRDO.........................      900            900
Illinois Housing Development
  Authority Multi-Family
  Mortgage - Revenue Bonds
  (Hyde Park Project) Series
  1989, 4.05%, Due 2/1/2024,
  LOC Sumitomo Bank, Limited,
  VRDO.........................    1,265          1,265
Oswego, Illinois Industrial
  Development Revenue Bonds
  (Griffith Laboratories World
  Wide, Incorporated Project)
  Series 1995, 3.65%, Due
  7/1/2025, LOC ABN AMRO Bank,
  N.V., VRDO...................      430            430
                                             ----------
    TOTAL ILLINOIS.............                   2,595
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
INDIANA - 4.01%
Fort Wayne Industrial Economic
  Development Revenue Bonds
  (ND-Tech Corporation Project)
  Series 1989, 3.65%, Due
  7/1/2009, LOC Societe
  Generale, VRDO...............  $   600     $      600
Indianapolis, Indiana Resource
  Recovery Revenue Bonds (Ogden
  Martin System) Series 1987,
  3.65%, Due 12/1/2016, LOC
  Swiss Bank Corporation,
  VRDO.........................      400            400
Princeton Industrial
  Development Revenue Bonds
  (Orion Electric America,
  Incorporated Project) Series
  1987, 3.80%, Due 4/30/2017,
  LOC Bank of Tokyo-Mitsubishi,
  Limited, VRDO................      455            455
Seymour Economic Development
  Revenue Bonds (Kobelco Metal
  Powder of America,
  Incorporated Project) Series
  1987, 4.05%, Due 12/15/1997,
  LOC Industrial Bank of Japan,
  Limited,
  VRDO.........................      600            600
Shelbyville, Indiana Economic
  Development Revenue Bonds
  (Nippisun Indiana Corporation
  Project) Series 1991, 4.25%,
  Due 9/1/2006, LOC Industrial
  Bank of Japan, Limited,
  VRDO.........................    1,200          1,200
                                             ----------
    TOTAL INDIANA..............                   3,255
                                             ----------
IOWA - 0.95%
Dubuque, Iowa Industrial
  Development Revenue Bonds
  (Swiss Valley Farms Company
  Project Series 1987), 3.90%,
  Due 12/1/2001, LOC Rabobank
  Nederland, VRDO..............      770            770
                                             ----------
    TOTAL IOWA.................                     770
                                             ----------
KENTUCKY - 3.44%
Bowling Green Industrial
  Building Revenue Bonds (TWN
  Fastener, Incorporated
  Project) Series 1988, 4.05%,
  Due 3/1/2008, LOC Industrial
  Bank of Japan, Limited,
  VRDO.........................      900            900
                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
Georgetown, Kentucky Public
  Project Revenue Bond Series
  1986, 4.00%, Due 12/1/2006,
  LOC Bank of Tokyo-Mitsubishi,
  Limited, VRDO................  $   300     $      300
Hopkinsville Industrial
  Development Revenue Bonds
  (American Precision
  Machinery, Incorporated
  Project) Series 1990, 3.75%,
  Due 5/1/2000, LOC Bank of
  Tokyo-Mitsubishi, Limited,
  VRDO.........................    1,400          1,400
Hopkinsville, Kentucky
  Industrial Building Revenue
  Refunding Bonds (Co Par,
  Incorporated Project) Series
  1994A, 4.05%, Due 4/1/2004,
  LOC Dai-Ichi Kangyo Bank,
  Limited, VRDO................      100            100
Shelbyville, Kentucky
  Industrial Building Revenue
  Bonds (Ichikoh Manufacturing,
  Incorporated Project) Series
  1987, 4.05%, Due 10/1/1997
  LOC Industrial Bank of Japan,
  Limited, VRDO................      100            100
                                             ----------
    TOTAL KENTUCKY.............                   2,800
                                             ----------
LOUISIANA - 4.20%
Louisiana Public Facilities
  Authority Capital Facilities
  Revenue Bonds Series 1985A,
  3.90%, Due 12/1/2005, LOC
  Sumitomo Bank, Limited,
  VRDO.........................    1,210          1,210
Louisiana Public Facilities
  Authority Revenue
  Bonds(College & University
  Equipment & Capital
  Facilities) Series 1985A,
  3.55%, Due 9/1/2010, Bond
  Insurance - Financial
  Guaranty Insurance Company,
  VRDO.........................    2,200          2,200
                                             ----------
    TOTAL LOUISIANA............                   3,410
                                             ----------
MICHIGAN - 0.25%
Kent Hospital Finance Authority
  (Butterworth Hospital
  Project) Series 1991A, 3.85%,
  Due 1/15/2020, LOC Sanwa
  Bank, Limited, VRDO..........      200            200
                                             ----------
    TOTAL MICHIGAN.............                     200
                                             ----------

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
MISSOURI - 4.43%
Barry County, Missouri
  Industrial Development
  Authority, Industrial Revenue
  Bonds (George's Processing,
  Incorporated Project) Series
  1987, 3.60%, Due 4/1/2000,
  LOC Sumitomo Bank, Limited,
  VRDO.........................  $ 2,200     $    2,200
Missouri Higher Education Loan
  Authority Revenue Bonds
  Series 1988A, 3.60%, Due
  6/1/2017, LOC National
  Westminster Bank, PLC,
  VRDO.........................    1,400          1,400
                                             ----------
    TOTAL MISSOURI.............                   3,600
                                             ----------
NEBRASKA - 1.11%
Lancaster County, Nebraska
  Industrial Revenue Bonds
  (Sun-Husker Foods,
  Incorporated Project), Series
  1989, 4.05%, Due 8/15/2009,
  LOC Bank of Tokyo-Mitsubishi,
  Limited, VRDO................      900            900
                                             ----------
    TOTAL NEBRASKA.............                     900
                                             ----------
NEVADA - 4.55%
Clark County, Nevada Industrial
  Development Revenue Bonds
  Pollution Control Refunding
  Revenue Bonds (Nevada Power
  Company Project) Series
  1995A, 3.75%, Due 10/1/2030,
  LOC Barclays Bank, PLC,
  VRDO.........................      700            700
Clark County, Nevada Industrial
  Development Revenue Bonds
  Pollution Control Refunding
  Revenue Bonds (Nevada Power
  Company Project) Series
  1995C, 3.60%, Due 10/1/2030,
  LOC Barclays Bank, PLC,
  VRDO.........................    3,000          3,000
                                             ----------
    TOTAL NEVADA...............                   3,700
                                             ----------
NEW JERSEY - 3.33%
New Jersey Health Care
  Facilities Financing
  Authority Revenue
  Bonds(Carrier Foundation
  Project)Series 1985C, 3.80%,
  Due 7/1/2005, Bond Insurance
  Financial Guaranty Insurance
  Corporation, VRDO............    2,705          2,705
                                             ----------
    TOTAL NEW JERSEY...........                   2,705
                                             ----------
                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
OHIO - 1.84%
Saint Mary's, Ohio Industrial
  Development Revenue
  Bonds(Setex Incorporated
  Project), Series 1988, 4.05%,
  Due 12/1/2001, LOC Industrial
  Bank of Japan Limited,
  VRDO.........................  $ 1,500     $    1,500
                                             ----------
    TOTAL OHIO.................                   1,500
                                             ----------
PENNSYLVANIA - 7.53%
Cambria County Industrial
  Development Authority
  Resource Recovery Revenue
  Bonds(Cambria Cogen Company
  Project) Series 1989 V-1,
  3.65%, Due 9/1/2019, LOC ABN
  AMRO Bank, N.V., VRDO........    1,000          1,000
Cambria County Industrial
  Development Authority
  Resource Recovery Revenue
  Bonds(Cambria Cogen Company
  Project) Series 1989 V-2,
  3.65%, Due 9/1/2019, LOC ABN
  AMRO Bank, N.V., VRDO........      900            900
Cambria County Industrial
  Development Authority
  Resource Recovery Revenue
  Bonds(Cambria Cogen Company
  Project) Series 1991 V-1,
  3.65%, Due 9/1/2019, LOC ABN
  AMRO Bank, N.V., VRDO........    1,150          1,150
Emmaus, Pennsylvania General
  Authority Revenue Bonds
  (Saucon Valley School
  District) Series 1989 D,
  Subseries D-12, 3.60%, Due
  3/1/2024, LOC Canadian
  Imperial Bank of Commerce,
  VRDO.........................      400            400
Emmaus, Pennsylvania General
  Authority Local Government
  Revenue Bonds, (Bond Pod
  Program) Series 1989H
  Subseries H-8, 3.60%, Due
  3/1/2024, LOC Canadian
  Imperial Bank of Commerce,
  VRDO.........................      400            400
Gettysburg Area Industrial
  Development Authority
  Industrial Development
  Refunding Bonds (Dal-Tile
  Corporation) Series 1987B,
  3.75%, Due 3/1/2004, LOC
  Credit Suisse, VRDO..........    1,670          1,670

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
Northumberland County
  Industrial Development
  Authority Resource Recovery
  Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated
  Project) Series 1987A, 3.70%,
  Due 2/1/2010, LOC Union Bank
  of Switzerland, VRDO.........  $   600     $      600
                                             ----------
    TOTAL PENNSYLVANIA.........                   6,120
                                             ----------
TENNESSEE - 0.98%
Blount County Industrial
  Development Revenue Bonds
  (Advanced Crystal Technology,
  Incorporated Project) Series
  1988, 4.05%, Due 8/1/2008,
  LOC Industrial Bank of Japan,
  Limited, VRDO................      500            500
Covington, Tennessee Industrial
  Development Board Industrial
  Development Revenue Bonds
  (Charms Company Project)
  Series 1992, 3.65%, Due
  6/1/2027, LOC Societe
  Generale, VRDO...............      300            300
                                             ----------
    TOTAL TENNESSEE............                     800
                                             ----------
TEXAS - 4.92%
Brazos River Authority, Texas
  Pollution Control Revenue
  Refunding Bonds (Coll.
  Utility Company Project)
  Series 1996B, 3.70%, Due
  6/1/2030, Bond Insurance
  AMBAC, VRDO..................    2,600          2,600
Brazos River Authority, Texas
  Pollution Control Revenue
  Refunding Bonds (Texas
  Utilities Electric Company)
  Series 1995 B, 3.70%, Due
  6/1/2030, LOC Union Bank of
  Switzerland, VRDO............      400            400
Harris County, Texas Industrial
  Development Revenue Bonds
  (Zeon Chemicals Project)
  Series 1989, 4.05%, Due
  2/1/2009, LOC Industrial Bank
  of Japan, Limited, VRDO......      600            600
Harris County, Texas Industrial
  Development Revenue Bonds
  (Chusei "USA" Project) Series
  1991C, 4.05%, Due 8/1/2001,
  LOC Bank of Tokyo-Mitsubishi,
  Limited, VRDO................      100            100
                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
Montgomery County, Texas
  Industrial Development
  Revenue Bonds(Dal-Tile
  Corporation Project) Series
  1986B, 3.75%, Due 12/1/2003,
  LOC Credit Suisse, VRDO......  $   300     $      300
                                             ----------
    TOTAL TEXAS................                   4,000
                                             ----------
UTAH - 3.57%
Housing Authority of Provo
  City, Utah Multifamily Rental
  Housing Revenue Refunding
  Bonds(Branbury Park Project)
  Series 1987A, 3.75%, Due
  12/15/2010, LOC Dai-Ichi
  Kangyo Bank, Limited VRDO....    1,600          1,600
Housing Authority of Provo
  City, Utah Multifamily Rental
  Housing Revenue Refunding
  Bonds(Branbury Park Project)
  Series 1987B, 3.956%, Due
  12/15/2010, LOC Dai-Ichi
  Kangyo, Bank, Limited,
  VRDO.........................      300            300
Utah State Board of Regents
  Student Loan Revenue
  Bonds(Bond Insurance-AMBAC
  Indemnity Corporation) Series
  1988C, 3.60%, Due 11/1/2013,
  Dresdner Bank A.G., VRDO.....    1,000          1,000
                                             ----------
    TOTAL UTAH.................                   2,900
                                             ----------
VIRGINIA - 1.11%
Alexandria Industrial
  Development Authority
  Resource Recovery Revenue
  Bonds (Alexandria/ Arlington
  Waste-To-Energy Facility)
  Series 1986A, 3.65%, Due
  12/1/2016, LOC Swiss Bank
  Corporation, VRDO............      700            700
Virginia Housing Development
  Authority (AHC Service
  Corporation) Series 1987A,
  3.60%, Due 9/1/2017, LOC Bank
  of Tokyo-Mitsubishi, Limited,
  VRDO.........................      200            200
                                             ----------
    TOTAL VIRGINIA.............                     900
                                             ----------
WASHINGTON - 6.15%
Port Angeles Industrial
  Development Corporation
  (Daishowa America Project)
  Series 1992, 4.05%, Due
  8/1/2007, LOC Industrial Bank
  of Japan, Limited, VRDO......      200            200

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
Port Angeles Industrial
  Development Corporation
  Revenue Bonds Series 1992B,
  4.05%, Due 12/1/2007, LOC
  Industrial Bank Of Japan,
  Limited, VRDO................  $   200     $      200
Port Everett Revenue Bonds
  Series 1986, 4.05%, Due
  12/1/2006, LOC Sumitomo Bank,
  Limited, VRDO................    1,200          1,200
Washington Student Loan Finance
  Association Revenue Bonds
  Series 1987A, 3.70%, Due
  12/1/2002, LOC Sanwa Bank,
  Limited, VRDO................    2,400          2,400
Washington Student Loan Finance
  Association Revenue Bonds
  Series 1987B, 3.70%, Due
  12/1/2002, LOC Sanwa Bank,
  Limited, VRDO................    1,000          1,000
                                             ----------
    TOTAL WASHINGTON...........                   5,000
                                             ----------
WEST VIRGINIA - 1.37%
Marion County, West Virginia
  Solid Waste Disposal Facility
  (Grant Town Cogeneration
  Project) Series 1990B, 3.60%,
  Due 10/1/2017, LOC National
  Westminster Bank, PLC,
  VRDO.........................      115            115
Marion County, West Virginia
  Solid Waste Disposal Facility
  (Grant Town Cogeneration
  Project) Series 1990C, 3.60%,
  Due 10/1/2017, LOC National
  Westminster Bank, PLC,
  VRDO.........................    1,000          1,000
                                             ----------
    TOTAL WEST VIRGINIA........                   1,115
                                   Par
                                 Amount        Value
                                 -------     ----------
                                 (dollars in thousands)
WISCONSIN - 2.34%
Lacrosse, Wisconsin Industrial
  Development Revenue Bonds
  (Dairyland Power Cooperative
  Project) Series 1984B, 3.70%,
  Due 2/1/2015, LOC Rabobank
  Nederland, VRDO..............  $ 1,900     $    1,900
                                             ----------
    TOTAL WISCONSIN............                   1,900
                                             ----------
    TOTAL MUNICIPAL
      BONDS....................                  74,955
                                             ----------
OTHER INVESTMENTS - 3.24%
Lehman Municipal Money Market
  Fund.........................    2,630          2,630
                                             ----------
    TOTAL OTHER INVESTMENTS....                   2,630
                                             ----------
TOTAL INVESTMENTS - 99.73%
  (COST $81,035)...............                  81,035
                                             ----------
OTHER ASSETS, NET OF
  LIABILITIES - 0.27%..........                     223
                                             ----------
TOTAL NET ASSETS - 100%........              $   81,258
                                             ==========

---------------

Based on the cost of investments of $81,035 for federal income tax purposes at October 31, 1996, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

LOC - Letter of Credit
PLC - Public Limited Corporation
VRDO - Variable Rate Demand Obligation

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST U.S. TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 1996
--------------------------------------------------------------------------------

                                     Par
                                   Amount        Value
                                   -------      -------
                                       (dollars in
                                        thousands)
REPURCHASE AGREEMENTS
  (NOTES A AND B) - 100.02%
BA Securities, 5.52%, Dated
  10/31/1996, Due 11/1/1996 with
  a maturing value of $20,003.
  (Collateralized by $18,120 U.S.
  Treasury Notes, due 2/15/2025,
  market value - $20,416)........  $20,000      $20,000
Goldman Sachs Tri-Party Treasury
  Repo, 5.54%, Dated 10/31/1996,
  Due 11/1/1996. (Collateral held
  at The Bank of New York
  Company, Incorporated by
  $38,656 U.S. Treasury Notes,
  due 11/30/1999, market value -
  $41,820).......................   41,000       41,000
Morgan Stanley Tri-Party
  Government National Mortgage
  Association Repo, 5.58%, Dated
  10/31/1996, Due 11/1/1996
  (Collateral held at The Bank of
  New York Company, Incorporated,
  by $30,275 Government National
  Mortgage Association, 6.00%,
  due 10/20/2026, market value -
  $30,474).......................   29,714       29,714

                                     Par
                                   Amount        Value
                                   -------      -------
                                       (dollars in
                                        thousands)
                                                -------
    TOTAL U S TREASURY REPURCHASE
      AGREEMENTS.................               $90,714
                                                -------
TOTAL INVESTMENTS -
  100.02% - (COST - $90,714).....                90,714
                                                -------
LIABILITIES, NET OF OTHER
  ASSETS - (0.02%)...............                   (22)
                                                -------
TOTAL NET ASSETS - 100%..........               $90,692
                                                ========

---------------

Based on the cost of investments of $90,714 for federal income tax purposes at October 31, 1996, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with Money Market securities represent yield to maturity.

(B) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, NationsBank of Texas, N.A., or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.


                            See accompanying notes

AMR INVESTMENT SERVICES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1996
--------------------------------------------------------------------------------

                                                                           Growth and     International     Limited-Term
                                                              Balanced       Income          Equity            Income
                                                              Portfolio    Portfolio        Portfolio        Portfolio
                                                              --------     ----------     -------------     ------------
                                                                                    (in thousands)
ASSETS:
    Investments in securities at value (cost - $764,769;
      $880,481; $335,924; $173,958, respectively)...........  $900,785     $1,113,842        $ 389,195         $174,479
    Cash, including foreign currency........................         -              -           14,651                -
    Unrealized appreciation on foreign currency contracts...         -              -              484                -
    Dividends and interest receivable.......................     6,586          2,193              993            1,278
    Reclaims receivable.....................................         -              -              566                -
    Receivable for investments sold.........................       120            241              235                -
    Deferred organization costs.............................        34             34               34               34
    Other assets............................................         1              -                -                -
                                                              --------     ----------        ---------         --------
        TOTAL ASSETS........................................   907,526      1,116,310          406,158          175,791
                                                              --------     ----------        ---------         --------
LIABILITIES:
    Payable for investments purchased.......................    10,606          3,040              678            2,508
    Payable for portfolio redemptions.......................       538            126               43                -
    Management and investment advisory fees payable
      (Note 2)..............................................       803            904              496               37
    Accrued organization costs..............................        43             43               35               43
    Other liabilities.......................................        54             40              410               26
                                                              --------     ----------        ---------         --------
        TOTAL LIABILITIES...................................    12,044          4,153            1,662            2,614
                                                              --------     ----------        ---------         --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS....  $895,482     $1,112,157        $ 404,496         $173,177
                                                              ========     ==========        =========         ========

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 1996
--------------------------------------------------------------------------------

                                                                                                         U.S.
                                                                       Money         Municipal         Treasury
                                                                       Market       Money Market     Money Market
                                                                     Portfolio       Portfolio        Portfolio
                                                                     ----------     ------------     ------------
                                                                                    (in thousands)
ASSETS:
    Investments in securities at value (cost - $1,755,588; $81,035;
      $90,714, respectively)*......................................  $1,755,588       $ 81,035         $ 90,714
    Cash...........................................................           -              -               17
    Dividends and interest receivable..............................       9,671            274               14
    Deferred organization costs....................................          34             34               34
                                                                     ----------       --------         --------
        TOTAL ASSETS...............................................   1,765,293         81,343           90,779
                                                                     ----------       --------         --------
LIABILITIES:
    Management and investment advisory fees payable (Note 2).......         237              4               11
    Accrued organization costs.....................................          43             43               43
    Other liabilities..............................................          91             38               33
                                                                     ----------       --------         --------
        TOTAL LIABILITIES..........................................         371             85               87
                                                                     ----------       --------         --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS...........  $1,764,922       $ 81,258         $ 90,692
                                                                     ==========       ========         ========

---------------

* Includes repurchase agreements of $90,714 for the U.S. Treasury Money Market Portfolio.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
STATEMENTS OF OPERATIONS
Year Ended October 31, 1996
--------------------------------------------------------------------------------

                                                                                 Limited-               Municipal   U.S. Treasury
                                                    Growth and   International     Term       Money       Money         Money
                                         Balanced     Income        Equity        Income     Market      Market        Market
                                         Portfolio  Portfolio      Portfolio     Portfolio  Portfolio   Portfolio     Portfolio
                                         --------   ----------   -------------   --------   ---------   ---------   -------------
                                                                              (in thousands)
INVESTMENT INCOME:
    Interest income..................... $ 24,184    $  2,577       $ 1,389      $ 12,656    $ 89,923    $ 2,275       $ 4,915
    Dividend income (net of foreign
      taxes of $762 in International
      Equity Portfolio).................   15,597      28,031         8,527             -           -          -             -
  Income derived from securities
    lending,
    net.................................       89          60            54             7           -          -             -
                                         --------    --------       -------      --------    --------    -------       -------
        TOTAL INVESTMENT INCOME.........   39,870      30,668         9,970        12,663      89,923      2,275         4,915
                                         --------    --------       -------      --------    --------    -------       -------
EXPENSES:
    Management and investment advisory
      fees (Note 2).....................    2,845       3,154         1,458           454       2,393         92           137
    Custodian fees......................      121          93           317            46         193          7            11
    Professional fees...................       59          57            20            19          84          2             6
    Organization costs..................        -           -             -             -           8          8             8
    Other expenses......................       80          80            40            42         107         17            19
                                         --------    --------       -------      --------    --------    -------       -------
        TOTAL EXPENSES..................    3,105       3,384         1,835           561       2,785        126           181
                                         --------    --------       -------      --------    --------    -------       -------
        Less fees waived (Note 2).......        -           -             -             -           -         47             -
                                         --------    --------       -------      --------    --------    -------       -------
        NET EXPENSES....................    3,105       3,384         1,835           561       2,785         79           181
                                         --------    --------       -------      --------    --------    -------       -------
NET INVESTMENT INCOME...................   36,765      27,284         8,135        12,102      87,138      2,196         4,734
                                         --------    --------       -------      --------    --------    -------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
    Net realized gain (loss) on
      investments.......................   67,731      77,846         9,600        (3,216)         73          -            39
    Net realized gain on foreign
      currency transactions.............        -           -         1,572             -           -          -             -
    Change in net unrealized
      appreciation of investments.......   27,670      94,294        38,592           458           -          -             -
    Change in net unrealized
      depreciation of foreign currency
      contracts and translations........        -           -        (7,840)            -           -          -             -
                                         --------    --------       -------      --------    --------    -------       -------
        NET GAIN (LOSS) ON
          INVESTMENTS...................   95,401     172,140        41,924        (2,758)         73          -            39
                                         --------    --------       -------      --------    --------    -------       -------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS....................... $132,166    $199,424       $50,059      $  9,344    $ 87,211    $ 2,196       $ 4,773
                                         ========    ========       =======      ========    ========    =======       =======

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31, 1996
--------------------------------------------------------------------------------

                                                                                                       Municipal
                                            Growth and   International   Limited-Term      Money         Money     U.S. Treasury
                                Balanced      Income        Equity          Income         Market       Market     Money Market
                               Portfolio    Portfolio      Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                               ----------   ----------   -------------   ------------   ------------   ---------   -------------
                                                                        (in thousands)
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income..... $   36,765   $   27,284     $   8,135      $   12,102    $     87,138   $   2,196     $   4,734
    Net realized gain (loss)
      on investments and
      foreign currency
      transactions............     67,731       77,846        11,172          (3,216)             73           -            39
    Change in net unrealized
      appreciation of
      investments and foreign
      currency translations...     27,670       94,294        30,752             458               -           -             -
                               ----------   ----------      --------       ---------    ------------   ---------     ---------
        NET INCREASE IN NET
          ASSETS RESULTING
          FROM OPERATIONS.....    132,166      199,424        50,059           9,344          87,211       2,196         4,773
                               ----------   ----------      --------       ---------    ------------   ---------     ---------
TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS:
    Contributions.............  1,029,398    1,053,593       397,164         292,820      14,620,176     189,085       275,202
    Withdrawals...............   (266,082)    (140,860)      (42,727)       (128,987)    (12,942,465)   (110,023)     (189,283)
                               ----------   ----------      --------       ---------    ------------   ---------     ---------
        NET INCREASE IN NET
          ASSETS RESULTING
          FROM TRANSACTIONS IN
          INVESTORS'
          BENEFICIAL
          INTERESTS...........    763,316      912,733       354,437         163,833       1,677,711      79,062        85,919
                               ----------   ----------      --------       ---------    ------------   ---------     ---------
NET INCREASE IN NET ASSETS....    895,482    1,112,157       404,496         173,177       1,764,922      81,258        90,692
                               ----------   ----------      --------       ---------    ------------   ---------     ---------
NET ASSETS:
    Beginning of year.........          -            -             -               -               -           -             -
                               ----------   ----------      --------       ---------    ------------   ---------     ---------
    END OF YEAR............... $  895,482   $1,112,157     $ 404,496      $  173,177    $  1,764,922   $  81,258     $  90,692
                               ==========   ==========     =========      ==========    ============   =========     =========
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------------------------------------------------------
RATIOS:
    Net investment income to
      average net assets*.....      4.26%        2.81%         2.50%           6.67%           5.45%       3.59%         5.18%
    Expenses to average net
      assets*.................      0.36%        0.35%         0.56%           0.31%           0.17%       0.13%         0.20%
    Portfolio turnover rate...        76%          40%           19%            304%               -           -             -
    Average commission rate
      paid.................... $   0.0409   $   0.0412     $  0.0192               -               -           -             -

---------------

* Ratios to average net assets exclude fees waived by the Manager. Had the Municipal Money Market Portfolio paid such fees, the ratios of net investment income and expenses to average net assets would have been 3.51% and .21%, respectively.

                             See accompanying notes

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end, management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into seven separate series, each having distinct investment objectives and policies, as follows: AMR Investment Services Balanced Portfolio, AMR Investment Services Growth and Income Portfolio, AMR Investment Services International Equity Portfolio, AMR Investment Services Limited-Term Income Portfolio, AMR Investment Services Money Market Portfolio, AMR Investment Services Municipal Money Market Portfolio, and AMR Investment Services U.S. Treasury Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Equity securities that are primarily traded on domestic securities exchanges are valued at the last quoted sales price on a designated exchange prior to the close of trading on the New York Stock Exchange (the "Exchange") or, lacking any current sales, on the basis of the last current bid price prior to the close of trading on the Exchange. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board. Investment grade short-term obligations with 60 days or less to maturity and securities of the Money Market, Municipal Money Market and U.S. Treasury Money Market Portfolios (the "Money Market Portfolios") are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Money Market Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities which are

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
(Continued)
--------------------------------------------------------------------------------

recorded as soon as the information is available to the Portfolios. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the bid price of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The Portfolios include that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain on investments, as appropriate.

  Forward Foreign Currency Contracts

     The International Equity Portfolio may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of portfolio securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code. Accordingly, no provision for United States federal income or excise tax is necessary.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

  Deferred Organization Expenses

     Expenses incurred by a Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
(Continued)
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. Investment assets of the Balanced, Growth and Income, and International Equity Portfolios ("Variable NAV Portfolios") are managed by multiple investment advisers which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios an annualized fee equal to .10% of the average daily net assets of the Variable NAV Portfolios plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Portfolios. Management fees are paid as follows (dollars in thousands):

                                                                                        Amount paid to   Net Amount
                                                              Management   Management     Investment      Paid to
                                                               Fee Rate       Fee          Advisors       Manager
                                                              ----------   ----------   --------------   ----------
Balanced Portfolio..........................................  .225%-.70%     $2,845         $2,005          $840
Growth and Income Portfolio.................................  .225%-.70%      3,154          2,182           972
International Equity Portfolio..............................  .50%-.90%       1,458          1,132           326

     The Manager serves as the sole investment adviser to the Limited-Term Income Portfolio, and each of the Money Market Portfolios. Pursuant to the Management Agreement, the Manager receives from the Portfolios an annualized fee equal to .25% of the average daily net assets of the Limited-Term Income Portfolio and .15% of the average daily net assets of each of the Money Market Portfolios. During the year ended October 31, 1996, the Manager waived management fees totaling $47,000 for the Municipal Money Market Portfolio.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended October 31, 1996, the cost of air transportation was not material to any of the Portfolios.

3.  INVESTMENT TRANSACTIONS

     Investment transactions for the year ended October 31, 1996 (excluding short-term investments) are as follows (in thousands):

                                                                         Growth and    International    Limited-Term
                                                             Balanced      Income         Equity           Income
                                                             Portfolio   Portfolio       Portfolio       Portfolio
                                                             --------    ----------    -------------    ------------
    Purchases..............................................  $647,086     $536,001       $ 139,871        $523,969
    Proceeds from sales....................................  $632,770     $365,851       $  57,351        $547,409

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
(Continued)
--------------------------------------------------------------------------------

4.  COMMITMENTS

     In order to protect itself against a decline in the value of particular foreign currencies against the U.S. dollar, the International Equity Portfolio has entered into forward contracts to deliver or receive foreign currency in exchange for U.S. dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract. At October 31, 1996, the Portfolio had outstanding forward foreign currency contracts as follows:

                                                                         Settlement               Unrealized
                         Contracts to Deliver                               Date        Value     Gain/(Loss)
-----------------------------------------------------------------------  ----------    -------    -----------
(amounts in thousands)
  2,900   AUD..........................................................    1/10/97     $ 2,291       $  (8)
 10,000   DEM..........................................................    6/19/97       6,681         190
300,000   ESP..........................................................    12/2/96       2,349          15
 34,000   FRF..........................................................    6/19/97       6,715          83
 21,700   FRF..........................................................    6/19/97       4,286         (29)
195,000   JPY..........................................................   12/20/96       1,721         290
  2,750   NLG..........................................................   11/14/96       1,623         145
  3,900   NLG..........................................................   11/14/96       2,302         219
 18,500   SEK..........................................................    9/16/97       2,828         (36)
                                                                                        ------       -----
Total contracts to deliver
(Receivable amount $31,665)............................................                $30,796       $ 869
                                                                                        ======       =====
Contracts to Receive
-----------------------------------------------------------------------
(amounts in thousands)
 10,000   DEM..........................................................    6/19/97     $ 6,681       $(228)
195,000   JPY..........................................................   12/24/96       1,721        (101)
  6,650   NLG..........................................................   11/14/96       3,925         (56)
                                                                                        ------       -----
Total contracts to receive
(Payable amount $12,712)...............................................                $12,327       $(385)
                                                                                        ======       =====

5.  SECURITIES LENDING

     The Portfolios participate in a securities lending program under which securities are loaned to selected institutional investors for a fee. All such loans require collateralization with cash, securities of the U.S. Government and its agencies or letters of credit that at all times equal at least 100% of the market value of the loaned securities plus accrued interest. At October 31, 1996 there were no outstanding securities loans for any of the Portfolios.